UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08004
AMG Funds IV
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
October 31
Date of reporting period:
November 01, 2024 - April 30, 2025
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG Beutel Goodman Core Plus Bond Fund
Class N/ADBLX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class N/ADBLX)	$34	0.68%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$34,979,258
Total number of portfolio holdings	81
Net advisory fees paid	$39,020
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%
Portfolio Breakdown
Ratings
Recent Fund Changes
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR002S
AMG Beutel Goodman Core Plus Bond Fund
Class I/ADLIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class I/ADLIX)	$24	0.48%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$34,979,258
Total number of portfolio holdings	81
Net advisory fees paid	$39,020
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%
Portfolio Breakdown
Ratings
Recent Fund Changes
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR001S
AMG Beutel Goodman Core Plus Bond Fund
Class Z/ADZIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class Z/ADZIX)	$22	0.43%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$34,979,258
Total number of portfolio holdings	81
Net advisory fees paid	$39,020
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%
Portfolio Breakdown
Ratings
Recent Fund Changes
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR003S
AMG GW&K Small/Mid Cap Growth Fund
Class N/ACWDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class N/ACWDX)	$48	1.01%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$32,386,000
Total number of portfolio holdings	80
Net advisory fees paid	$78,336
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR040S
AMG GW&K Small/Mid Cap Growth Fund
Class I/ACWIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class I/ACWIX)	$41	0.87%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$32,386,000
Total number of portfolio holdings	80
Net advisory fees paid	$78,336
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR039S
AMG GW&K Small/Mid Cap Growth Fund
Class Z/ACWZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class Z/ACWZX)	$39	0.82%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$32,386,000
Total number of portfolio holdings	80
Net advisory fees paid	$78,336
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR041S
AMG Montrusco Bolton Large Cap Growth Fund
Class N/MCGFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Montrusco Bolton Large Cap Growth Fund (Class N/MCGFX)	$44	0.91%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$184,227,653
Total number of portfolio holdings	27
Net advisory fees paid	$422,191
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Amazon.com, Inc.	7.4%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Uber Technologies, Inc.	4.9%
Mastercard, Inc., Class A	4.8%
Netflix, Inc.	4.7%
Synopsys, Inc.	4.3%
Blackrock, Inc.	4.2%
Top Ten as a Group	61.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR043S
AMG Montrusco Bolton Large Cap Growth Fund
Class I/MCGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Montrusco Bolton Large Cap Growth Fund (Class I/MCGIX)	$36	0.73%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$184,227,653
Total number of portfolio holdings	27
Net advisory fees paid	$422,191
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Amazon.com, Inc.	7.4%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Uber Technologies, Inc.	4.9%
Mastercard, Inc., Class A	4.8%
Netflix, Inc.	4.7%
Synopsys, Inc.	4.3%
Blackrock, Inc.	4.2%
Top Ten as a Group	61.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR042S
AMG River Road Dividend All Cap Value Fund
Class N/ARDEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class N/ARDEX)	$47	0.97%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$68,554,789
Total number of portfolio holdings	58
Net advisory fees paid	$121,749
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR049S
AMG River Road Dividend All Cap Value Fund
Class I/ARIDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class I/ARIDX)	$35	0.72%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$68,554,789
Total number of portfolio holdings	58
Net advisory fees paid	$121,749
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR048S
AMG River Road Dividend All Cap Value Fund
Class Z/ARZDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class Z/ARZDX)	$33	0.68%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$68,554,789
Total number of portfolio holdings	58
Net advisory fees paid	$121,749
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR050S
AMG River Road Focused Absolute Value Fund
Class N/ARRFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class N/ARRFX)	$54	1.06%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$48,877,915
Total number of portfolio holdings	32
Net advisory fees paid	$101,328
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR052S
AMG River Road Focused Absolute Value Fund
Class I/AFAVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class I/AFAVX)	$42	0.82%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$48,877,915
Total number of portfolio holdings	32
Net advisory fees paid	$101,328
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR051S
AMG River Road Focused Absolute Value Fund
Class Z/ARRZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class Z/ARRZX)	$40	0.78%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$48,877,915
Total number of portfolio holdings	32
Net advisory fees paid	$101,328
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR053S
AMG River Road Mid Cap Value Fund
Class N/CHTTX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class N/CHTTX)	$55	1.11%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$320,280,373
Total number of portfolio holdings	50
Net advisory fees paid	$903,578
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR057S
AMG River Road Mid Cap Value Fund
Class I/ABMIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class I/ABMIX)	$40	0.81%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$320,280,373
Total number of portfolio holdings	50
Net advisory fees paid	$903,578
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR056S
AMG River Road Mid Cap Value Fund
Class Z/ABIZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class Z/ABIZX)	$37	0.76%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$320,280,373
Total number of portfolio holdings	50
Net advisory fees paid	$903,578
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR058S
AMG River Road Small Cap Value Fund
Class N/ARSVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class N/ARSVX)	$67	1.35%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$1,006,746,332
Total number of portfolio holdings	71
Net advisory fees paid	$4,302,113
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR060S
AMG River Road Small Cap Value Fund
Class I/ARSIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class I/ARSIX)	$54	1.09%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$1,006,746,332
Total number of portfolio holdings	71
Net advisory fees paid	$4,302,113
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR059S
AMG River Road Small Cap Value Fund
Class Z/ARZMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class Z/ARZMX)	$49	1.00%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$1,006,746,332
Total number of portfolio holdings	71
Net advisory fees paid	$4,302,113
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR061S
AMG River Road Small-Mid Cap Value Fund
Class N/ARSMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class N/ARSMX)	$62	1.26%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$308,871,823
Total number of portfolio holdings	71
Net advisory fees paid	$1,226,531
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR063S
AMG River Road Small-Mid Cap Value Fund
Class I/ARIMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class I/ARIMX)	$50	1.01%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$308,871,823
Total number of portfolio holdings	71
Net advisory fees paid	$1,226,531
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR062S
AMG River Road Small-Mid Cap Value Fund
Class Z/ARSZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class Z/ARSZX)	$47	0.96%
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$308,871,823
Total number of portfolio holdings	71
Net advisory fees paid	$1,226,531
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043025            TSR064S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds
April 30, 2025

AMG GW&K Core Bond ESG Fund
Class N: MBGVX | Class I: MBDFX | Class Z: MBDLX

AMG GW&K Small/Mid Cap Growth Fund
Class N: ACWDX | Class I: ACWIX | Class Z: ACWZX

wealth.amg.com	043025 SAR069

AMG Funds Semi-Annual Financial Statements — April 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K Core Bond ESG Fund	2

AMG GW&K Small/Mid Cap Growth Fund	6

Statement of Assets and Liabilities	9

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	11

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12

Detail of changes in assets for the past two fiscal periods

Financial Highlights	13

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	27

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Principal Amount	Value

Corporate Bonds and Notes - 41.2%

Basic Materials - 1.1%

Air Products and Chemicals, Inc. 4.800%, 03/03/33	$780,000	$781,760

Steel Dynamics, Inc. 5.375%, 08/15/34	460,000	461,809

Total Basic Materials		1,243,569

Communications - 2.6%

AT&T, Inc. 1.650%, 02/01/28	331,000	308,946
4.300%, 02/15/30	700,000	694,469

Comcast Corp. 4.650%, 02/15/33	915,000	898,836

Verizon Communications, Inc. 3.875%, 02/08/29	1,053,000	1,035,833

Total Communications		2,938,084

Consumer, Cyclical - 2.9%

AutoNation, Inc. 3.850%, 03/01/32	720,000	647,182

Hyatt Hotels Corp. 5.250%, 06/30/29	610,000	611,915

Mattel, Inc. 3.750%, 04/01/29[1]	975,000	918,143

PulteGroup, Inc. 6.375%, 05/15/33	573,000	604,706

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	579,909	576,632

Total Consumer, Cyclical		3,358,578

Consumer, Non-cyclical - 7.2%

Amgen, Inc. 5.600%, 03/02/43	576,000	560,406

Ashtead Capital, Inc. 1.500%, 08/12/26[1]	986,000	948,963

CommonSpirit Health 3.347%, 10/01/29[2]	1,187,000	1,123,742

CVS Health Corp. 5.400%, 06/01/29	550,000	564,215

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,207,000	1,258,037

HCA, Inc. 4.125%, 06/15/29	950,000	924,148

Kraft Heinz Foods Co. 3.875%, 05/15/27	318,000	314,967

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	875,955

Sysco Corp. 2.400%, 02/15/30	1,209,000	1,095,290

	Principal Amount	Value

The Campbell’s Company 2.375%, 04/24/30	$628,000	$564,410

Total Consumer, Non-cyclical		8,230,133

Financials - 16.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 6.450%, 04/15/27	998,000	1,028,886

Air Lease Corp., MTN 5.200%, 07/15/31	315,000	317,172

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[1]	1,025,000	1,035,276

Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[3,4]	565,000	559,726

American Homes 4 Rent LP 3.625%, 04/15/32	685,000	622,365

American Tower Corp. 3.600%, 01/15/28	855,000	836,176

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,053,165

The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5]	985,000	961,163

Boston Properties LP 2.550%, 04/01/32	545,000	448,441

The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[3,4,5]	565,000	551,095

Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	877,000	853,538

Crown Castle, Inc. 4.000%, 03/01/27	775,000	766,978

Discover Financial Services
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	510,000	585,011

Equinix, Inc. 3.200%, 11/18/29	663,000	623,757

The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[3,4]	800,000	871,600

Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[2,3,4]	576,000	577,043

JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	567,082

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 16.6% (continued)

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[3,4,5]	$959,000	$947,009

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	849,000	842,603

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,226,000	1,212,420

State Street Corp.
Series J, (6.700% to 09/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.628%), 6.700%, 09/15/29[3,4,5]	545,000	547,257

Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[2,3,4]	610,000	614,711

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	636,183

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,261,000	1,109,285
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[2,3,4,5]	576,000	606,364

Total Financials		18,774,306

Industrials - 3.1%

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	1,141,000	1,160,406

L3Harris Technologies, Inc. 5.050%, 06/01/29	1,133,000	1,151,140

Packaging Corp. of America 5.700%, 12/01/33	640,000	659,217

Parker-Hannifin Corp. 3.250%, 06/14/29	573,000	548,965

Total Industrials		3,519,728

Technology - 4.4%

Broadcom, Inc. 4.150%, 11/15/30	707,000	689,072

Dell International LLC/EMC Corp. 6.200%, 07/15/30	1,112,000	1,177,904

Kyndryl Holdings, Inc. 3.150%, 10/15/31	691,000	606,301

Microsoft Corp. 2.525%, 06/01/50	1,890,000	1,170,853

Roper Technologies, Inc. 4.750%, 02/15/32	612,000	605,704

	Principal Amount	Value

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1]	$800,000	$695,309

Total Technology		4,945,143

Utilities - 3.3%

Dominion Energy, Inc. 5.375%, 11/15/32	550,000	556,934

Duke Energy Corp. 2.550%, 06/15/31[2]	1,392,000	1,221,809

Exelon Corp. 5.300%, 03/15/33	550,000	556,386

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	1,649,000	1,371,507

Total Utilities		3,706,636

Total Corporate Bonds and Notes (Cost $49,965,842)		46,716,177

Asset-Backed Securities - 4.0%

American Express Credit Account Master Trust
Series 2022-4, Class A 4.950%, 10/15/27	630,000	631,181

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[1]	950,000	958,360

Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	697,000	694,522
Series 2024-D, Class A3 4.610%, 08/15/29	592,000	597,819

John Deere Owner Trust
Series 2022-A, Class A4 2.490%, 01/16/29	650,000	643,424

Palmer Square CLO, Ltd. Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.791%, 04/16/37[1,4]	310,000	310,703

Santander Drive Auto Receivables Trust
Series 2022-7, Class B 5.950%, 01/17/28	556,372	558,333

Toyota Auto Receivables Owner Trust
Series 2021-B, Class A4 0.530%, 10/15/26	140,287	139,374

Total Asset-Backed Securities
(Cost $4,514,315)		4,533,716

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 3.5%

Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,4]	$313,278	$316,722

Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 (3 month SOFR + 1.050%), 5.404%, 01/25/44[1,4]	399,189	397,819
Series 2024-R02, Class 1M1 (3 month SOFR + 1.100%), 5.454%, 02/25/44[1,4]	300,874	299,939

DATA Mortgage Trust Series 2023-CNTR, Class A 5.919%, 08/12/43[1,4]	600,000	612,933

FREMF Mortgage Trust Series 2016-K53, Class B 4.175%, 03/25/49[1,4]	700,000	693,422

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,4]	758,081	704,512
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,4]	458,722	409,611

JP Morgan Mortgage Trust Series 2021-7, Class A6 2.500%, 11/25/51[1,4]	543,218	504,465

Total Mortgage-Backed Securities
(Cost $3,912,278)		3,939,423

Municipal Bonds - 3.5%

California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	706,204

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,762,978

JobsOhio Beverage System, Series B, Build America Bonds 4.532%, 01/01/35	1,505,000	1,499,668

Total Municipal Bonds
(Cost $4,456,618)		3,968,850

U.S. Government and Agency Obligations - 46.0%

Fannie Mae - 21.0%

FNMA 2.000%, 02/01/36	572,673	522,842
3.000%, 06/01/38 to 12/01/50	1,097,912	1,028,060
3.500%, 03/01/30 to 07/01/50	6,151,570	5,746,350
4.000%, 03/01/44 to 01/01/51	6,455,321	6,133,469
4.500%, 04/01/39 to 08/01/52	6,531,148	6,458,116
5.000%, 07/01/47 to 02/01/49	1,513,036	1,523,946
5.500%, 07/01/53	1,339,210	1,339,745
6.500%, 02/01/54	988,742	1,033,480

Total Fannie Mae		23,786,008

	Principal Amount	Value

Freddie Mac - 11.4%

FHLMC 2.500%, 10/01/34	$1,917,295	$1,800,871
3.000%, 03/01/50	802,345	711,344
3.500%, 10/01/45	2,956,084	2,737,207
4.000%, 07/01/48 to 09/01/50	1,793,462	1,692,294
5.000%, 07/01/44	832,039	839,441
5.500%, 06/01/53	2,214,894	2,230,432

FHLMC Gold Pool 3.500%, 07/01/32 to 05/01/44	850,179	821,201

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,188,095	1,116,802
Series 5297, Class DA 5.000%, 12/25/52	547,615	545,990

Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 (1 Month SOFR + 1.350%), 5.704%, 02/25/44[1,4]	456,117	455,835

Total Freddie Mac		12,951,417

Ginnie Mae - 0.5%

GNMA
Series 2023-111, Class FD (1-Month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 5.350%, 08/20/53[4]	562,786	560,607

U.S. Treasury Obligations - 13.1%

U.S. Treasury Bonds 1.875%, 02/15/51	2,058,000	1,169,040
2.250%, 05/15/41	7,147,000	5,233,502
3.125%, 05/15/48	5,484,000	4,204,471
3.500%, 02/15/39	1,310,000	1,188,672
3.625%, 02/15/53	2,417,000	2,000,445
5.500%, 08/15/28	537,000	569,640

U.S. Treasury Notes 4.000%, 02/28/30	456,000	461,914

Total U.S. Treasury Obligations		14,827,684

Total U.S. Government and Agency Obligations
(Cost $58,217,265)		52,125,716

Short-Term Investments - 1.2%

Joint Repurchase Agreements - 0.1%[6]

Natwest Markets Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $109,953 (collateralized by various U.S. Treasuries, 0.000% - 5.500%, 06/03/25 -02/15/46, totaling $112,139)	109,940	109,940

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $1,277,145 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $1,302,568)	1,277,000	1,277,000

Total Short-Term Investments
(Cost $1,386,940)		1,386,940

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 99.4%
(Cost $122,453,258)	$112,670,822

Other Assets, less Liabilities - 0.6%	630,479

Net Assets - 100.0%	$113,301,301

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $9,262,012 or 8.2% of net assets.

[2]

Some of these securities, amounting to $3,318,261 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$46,716,177	—	$46,716,177

Asset-Backed Securities	—	4,533,716	—	4,533,716

Mortgage-Backed Securities	—	3,939,423	—	3,939,423

Municipal Bonds	—	3,968,850	—	3,968,850

U.S. Government and Agency Obligations†	—	52,125,716	—	52,125,716

Short-Term Investments

Joint Repurchase Agreements	—	109,940	—	109,940

Repurchase Agreements	—	1,277,000	—	1,277,000

Total Investments in Securities	—	$112,670,822	—	$112,670,822

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 99.2%

Consumer Discretionary - 13.0%

Asbury Automotive Group, Inc.*	1,590	$346,843

Bright Horizons Family Solutions, Inc.*	1,740	218,231

Burlington Stores, Inc.*	2,711	610,083

Churchill Downs, Inc.	5,710	516,241

Grand Canyon Education, Inc.*	4,086	728,820

Krispy Kreme, Inc.[1]	19,030	78,023

LKQ Corp.	8,649	330,478

Pool Corp.	1,117	327,437

Revolve Group, Inc.*	11,845	235,479

Texas Roadhouse, Inc.	4,154	689,398

Vail Resorts, Inc.	856	119,155

Total Consumer Discretionary		4,200,188

Consumer Staples - 1.6%

Performance Food Group Co.*	6,293	507,593

Energy - 4.0%

Matador Resources Co.	11,476	453,761

Ovintiv, Inc.	7,795	261,756

Permian Resources Corp.	21,180	249,924

Solaris Energy Infrastructure, Inc., Class A1	15,632	330,461

Total Energy		1,295,902

Financials - 8.2%

Evercore, Inc., Class A	2,394	491,464

Houlihan Lokey, Inc.	4,224	684,626

Kinsale Capital Group, Inc.	1,030	448,318

MarketAxess Holdings, Inc.	1,296	287,181

Pinnacle Financial Partners, Inc.	4,327	433,738

RLI Corp.	4,472	330,973

Total Financials		2,676,300

Health Care - 22.8%

Acadia Healthcare Co., Inc.*	8,314	194,548

Agios Pharmaceuticals, Inc.*	10,649	316,169

Azenta, Inc.*	10,208	268,879

Bio-Rad Laboratories, Inc., Class A*	908	221,625

Chemed Corp.	730	424,502

Crinetics Pharmaceuticals, Inc.*,1	12,380	413,368

Globus Medical, Inc., Class A*	7,352	527,653

Halozyme Therapeutics, Inc.*	8,533	524,097

HealthEquity, Inc.*	4,746	406,827

Insmed, Inc.*	7,361	529,992

Ionis Pharmaceuticals, Inc.*	11,100	340,881

Medpace Holdings, Inc.*	1,505	464,127

	Shares	Value

Natera, Inc.*	2,921	$440,866

Neurocrine Biosciences, Inc.*	3,674	395,653

Phathom Pharmaceuticals, Inc.*	28,568	122,557

SpringWorks Therapeutics, Inc.*	8,602	398,273

Ultragenyx Pharmaceutical, Inc.*	12,038	469,241

Veracyte, Inc.*	11,026	336,293

Verona Pharma PLC, ADR (United Kingdom)*	8,050	580,163

Total Health Care		7,375,714

Industrials - 24.8%

API Group Corp.*	17,016	643,715

Applied Industrial Technologies, Inc.	1,933	470,260

CACI International, Inc., Class A*,1	1,233	564,554

Chart Industries, Inc.*	3,497	472,025

Graco, Inc.	4,309	351,657

IDEX Corp.	2,489	433,011

Interface, Inc.	26,583	499,760

ITT, Inc.	4,895	670,713

Knight-Swift Transportation Holdings, Inc.	5,082	199,062

Nordson Corp.	1,304	247,199

Paylocity Holding Corp.*	3,165	607,997

RBC Bearings, Inc.*	2,010	660,426

SiteOne Landscape Supply, Inc.*	4,075	467,851

SS&C Technologies Holdings, Inc.	3,589	271,328

Sterling Infrastructure, Inc.*,1	5,905	882,384

The Toro Co.	3,970	271,072

Trex Co., Inc.*,1	5,374	310,725

Total Industrials		8,023,739

Information Technology - 18.4%

CCC Intelligent Solutions Holdings, Inc.*	45,835	424,432

Cognex Corp.	14,270	389,571

CyberArk Software, Ltd. (Israel)*	1,630	574,021

The Descartes Systems Group, Inc. (Canada)*	4,399	463,611

Entegris, Inc.	6,379	504,707

Globant, S.A. (Luxembourg)*	3,167	372,344

Jabil, Inc.	2,400	351,744

MACOM Technology Solutions Holdings, Inc.*	5,636	584,735

Manhattan Associates, Inc.*	3,080	546,361

Procore Technologies, Inc.*	7,218	462,602

SailPoint, Inc.*	16,827	288,751

Tyler Technologies, Inc.*	1,254	681,298

Zebra Technologies Corp., Class A*	1,325	331,674

Total Information Technology		5,975,851

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.3%

AptarGroup, Inc.	2,548	$382,073

Avient Corp.	8,122	270,544

Eagle Materials, Inc.	1,414	320,115

RPM International, Inc.	3,920	418,460

Total Materials		1,391,192

Real Estate - 2.1%

EastGroup Properties, Inc., REIT	2,396	391,554

Sun Communities, Inc., REIT	2,409	299,752

Total Real Estate		691,306

Total Common Stocks
(Cost $31,447,192)		32,137,785

Rights - 0.0%

Health Care - 0.0%

ABIOMED, Inc.[2,3]
(Cost $0)	1,175	0

	Principal Amount

Short-Term Investments - 1.6%

Joint Repurchase Agreements - 0.3%[4]

Natwest Markets Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $80,948 (collateralized by various U.S. Treasuries, 0.000% - 5.500%, 06/03/25 -02/15/46, totaling $82,557)	$80,938	80,938

	Principal Amount	Value

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $418,048 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $426,401)	$418,000	$418,000

Total Short-Term Investments
(Cost $498,938)		498,938

Total Investments - 100.8%
(Cost $31,946,130)		32,636,723

Other Assets, less Liabilities - (0.8)%		(250,723)

Net Assets - 100.0%		$32,386,000

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,730,048 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$32,137,785	—	—	$32,137,785

Rights

Health Care	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$80,938	—	80,938

Repurchase Agreements	—	418,000	—	418,000

Total Investments in Securities	$32,137,785	$498,938	$0	$32,636,723

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended April 30, 2025, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (unaudited) April 30, 2025

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,318,261, and $1,730,048, respectively)	$112,670,822	$32,636,723

Cash	579	959

Dividend and interest receivables	870,860	2,796

Securities lending income receivable	672	224

Receivable for Fund shares sold	53,681	305

Receivable from affiliate	13,266	7,618

Prepaid expenses and other assets	15,878	18,614

Total assets	113,625,758	32,667,239

Liabilities:

Payable upon return of securities loaned	109,940	80,938

Payable for investments purchased	—	91,515

Payable for Fund shares repurchased	72,181	33,321

Accrued expenses:

Investment advisory and management fees	27,769	16,006

Administrative fees	13,885	3,872

Distribution fees	436	3,685

Shareholder service fees	7,352	340

Other	92,894	51,562

Total liabilities	324,457	281,239

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$113,301,301	$32,386,000

[1] Investments at cost	$122,453,258	$31,946,130

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$136,186,389	$30,035,870

Total distributable earnings (loss)	(22,885,088)	2,350,130

Net Assets	$113,301,301	$32,386,000

Class N:

Net Assets	$2,142,994	$23,690,100

Shares outstanding	238,708	1,548,060

Net asset value, offering and redemption price per share	$8.98	$15.30

Class I:

Net Assets	$109,851,685	$8,668,380

Shares outstanding	12,229,003	541,101

Net asset value, offering and redemption price per share	$8.98	$16.02

Class Z:

Net Assets	$1,306,622	$27,520

Shares outstanding	145,555	1,714

Net asset value, offering and redemption price per share	$8.98	$16.06

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations (unaudited) For the six months ended April 30, 2025

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	—	$116,003

Interest income	$2,389,636	9,149

Securities lending income	4,158	2,217

Foreign withholding tax	(711)	—

Total investment income	2,393,083	127,369

Expenses:

Investment advisory and management fees	170,790	121,700

Administrative fees	85,395	29,444

Distribution fees - Class N	2,640	28,944

Shareholder servicing fees - Class N	1,584	—

Shareholder servicing fees - Class I	42,490	2,347

Professional fees	29,826	14,976

Reports to shareholders	19,147	7,166

Registration fees	17,223	13,014

Custodian fees	14,024	10,646

Transfer agent fees	7,563	3,645

Trustee fees and expenses	4,727	1,670

Interest expense	—	467

Miscellaneous	3,773	2,062

Total expenses before offsets	399,182	236,081

Expense reimbursements	(79,204)	(43,364)

Net expenses	319,978	192,717

Net investment income (loss)	2,073,105	(65,348)

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(1,248,735)	1,881,618

Net change in unrealized appreciation/depreciation on investments	1,657,210	(5,200,099)

Net realized and unrealized gain (loss)	408,475	(3,318,481)

Net increase (decrease) in net assets resulting from operations	$2,481,580	$(3,383,829)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024

	AMG GW&K Core Bond ESG Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$2,073,105	$4,210,540	$(65,348)	$(114,522)

Net realized gain (loss) on investments	(1,248,735)	(2,662,819)	1,881,618	545,745

Net change in unrealized appreciation/depreciation on investments	1,657,210	11,526,621	(5,200,099)	9,064,856

Net increase (decrease) in net assets resulting from operations	2,481,580	13,074,342	(3,383,829)	9,496,079

Distributions to Shareholders:

Class N	(35,079)	(65,847)	(236,477)	—

Class I	(2,011,763)	(4,094,887)	(66,840)	—

Class Z	(24,487)	(46,940)	(216)	—

Total distributions to shareholders	(2,071,329)	(4,207,674)	(303,533)	—

Capital Share Transactions:[1]

Net decrease from capital share transactions	(5,888,526)	(12,493,997)	(5,760,844)	(2,366,458)

Total increase (decrease) in net assets	(5,478,275)	(3,627,329)	(9,448,206)	7,129,621

Net Assets:

Beginning of period	118,779,576	122,406,905	41,834,206	34,704,585

End of period	$113,301,301	$118,779,576	$32,386,000	$41,834,206

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.94	$8.33	$8.56	$10.75	$10.90	$10.53

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.28	0.23	0.14	0.12	0.18

Net realized and unrealized gain (loss) on investments	0.04	0.61	(0.23)	(1.93)	(0.15)	0.37

Total income (loss) from investment operations	0.19	0.89	—	(1.79)	(0.03)	0.55

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.28)	(0.23)	(0.15)	(0.12)	(0.18)

Net realized gain on investments	—	—	—	(0.25)	—	—

Total distributions to shareholders	(0.15)	(0.28)	(0.23)	(0.40)	(0.12)	(0.18)

Net Asset Value, End of Period	$8.98	$8.94	$8.33	$8.56	$10.75	$10.90

Total Return[2,3]	2.12%[4]	10.70%	(0.15)%	(17.18)%	(0.27)%	5.31%

Ratio of net expenses to average net assets	0.88%[5]	0.88%[6]	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[7]	1.02%[5]	1.02%	0.99%	0.95%	0.94%	0.96%

Ratio of net investment income to average net assets[2]	3.32%[5]	3.08%	2.55%	1.49%	1.12%	1.69%

Portfolio turnover	12%[4]	34%	25%	34%	62%	56%

Net assets end of period (000’s) omitted	$2,143	$2,229	$1,937	$1,716	$2,125	$1,905

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.95	$8.34	$8.56	$10.76	$10.90	$10.54

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.30	0.25	0.18	0.16	0.22

Net realized and unrealized gain (loss) on investments	0.03	0.62	(0.21)	(1.95)	(0.14)	0.36

Total income (loss) from investment operations	0.19	0.92	0.04	(1.77)	0.02	0.58

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.31)	(0.26)	(0.18)	(0.16)	(0.22)

Net realized gain on investments	—	—	—	(0.25)	—	—

Total distributions to shareholders	(0.16)	(0.31)	(0.26)	(0.43)	(0.16)	(0.22)

Net Asset Value, End of Period	$8.98	$8.95	$8.34	$8.56	$10.76	$10.90

Total Return[2,3]	2.16%[4]	11.06%	0.30%	(16.99)%	0.15%	5.55%

Ratio of net expenses to average net assets	0.56%[5]	0.55%[6]	0.55%	0.55%	0.56%	0.55%

Ratio of gross expenses to average net assets[7]	0.70%[5]	0.69%	0.66%	0.62%	0.62%	0.63%

Ratio of net investment income to average net assets[2]	3.64%[5]	3.41%	2.88%	1.82%	1.44%	2.01%

Portfolio turnover	12%[4]	34%	25%	34%	62%	56%

Net assets end of period (000’s) omitted	$109,852	$115,232	$119,191	$137,806	$190,306	$202,363

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)		For the fiscal years ended October 31,
Class Z			2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.94		$8.33	$8.56	$10.75	$10.90	$10.53

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16		0.31	0.26	0.18	0.16	0.22

Net realized and unrealized gain (loss) on investments	0.05		0.61	(0.23)	(1.94)	(0.15)	0.38

Total income (loss) from investment operations	0.21		0.92	0.03	(1.76)	0.01	0.60

Less Distributions to Shareholders from:

Net investment income	(0.17)		(0.31)	(0.26)	(0.18)	(0.16)	(0.23)

Net realized gain on investments	—		—	—	(0.25)	—	—

Total distributions to shareholders	(0.17)		(0.31)	(0.26)	(0.43)	(0.16)	(0.23)

Net Asset Value, End of Period	$8.98		$8.94	$8.33	$8.56	$10.75	$10.90

Total Return[2,3]	2.32%[4]		11.15%	0.25%	(16.85)%	0.13%	5.73%

Ratio of net expenses to average net assets	0.48%[5]		0.48%[6]	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[7]	0.62	%5	0.62%	0.59%	0.55%	0.54%	0.56%

Ratio of net investment income to average net assets[2]	3.72%[5]		3.48%	2.95%	1.89%	1.52%	2.09%

Portfolio turnover	12%[4]		34%	25%	34%	62%	56%

Net assets end of period (000’s) omitted	$1,307		$1,319	$1,279	$2,195	$3,724	$3,812

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)		For the fiscal years ended October 31,
Class N			2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$17.11		$13.33	$13.45	$17.67	$21.14	$17.02

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)		(0.05)	(0.04)	(0.08)	(0.17)	(0.17)

Net realized and unrealized gain (loss) on investments	(1.65)		3.83	0.19	(4.14)	7.74	4.29

Total income (loss) from investment operations	(1.68)		3.78	0.15	(4.22)	7.57	4.12

Less Distributions to Shareholders from:

Net realized gain on investments	(0.13)		—	(0.27)	—	(10.55)	—

Paid in capital	—		—	—	—	(0.49)	—

Total distributions to shareholders	(0.13)		—	(0.27)	—	(11.04)	—

Net Asset Value, End of Period	$15.30		$17.11	$13.33	$13.45	$17.67	$21.14

Total Return[2,3]	(9.95)%[4]		28.36%	1.12%	(23.88)%[5]	46.66%	24.27%

Ratio of net expenses to average net assets	1.01	%6,[7]	1.01%[7,8]	1.00%[8]	1.00%[8]	1.17%[8]	1.29%[7,8]

Ratio of gross expenses to average net assets[9]	1.24%[6]		1.24%	1.24%	1.25%	1.42%	1.60%

Ratio of net investment loss to average net assets[2]	(0.36)%[6]		(0.32)%	(0.28)%	(0.56)%	(0.91)%	(0.92)%

Portfolio turnover	12%[4]		19%	25%	23%	158%	126%

Net assets end of period (000’s) omitted	$23,690		$32,463	$27,120	$24,994	$37,471	$28,908

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$17.89	$13.93	$14.01	$18.39	$21.60	$17.35

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.03)	(0.02)	(0.06)	(0.15)	(0.14)

Net realized and unrealized gain (loss) on investments	(1.72)	3.99	0.21	(4.32)	7.98	4.39

Total income (loss) from investment operations	(1.74)	3.96	0.19	(4.38)	7.83	4.25

Less Distributions to Shareholders from:

Net realized gain on investments	(0.13)	—	(0.27)	—	(10.55)	—

Paid in capital	—	—	—	—	(0.49)	—

Total distributions to shareholders	(0.13)	—	(0.27)	—	(11.04)	—

Net Asset Value, End of Period	$16.02	$17.89	$13.93	$14.01	$18.39	$21.60

Total Return[2,3]	(9.85)%[4]	28.43%	1.36%	(23.82)%[5]	46.94%	24.48%

Ratio of net expenses to average net assets	0.87%[6,7]	0.87%[7,8]	0.86%[8]	0.86%[8]	1.02%[8]	1.10%[7,8]

Ratio of gross expenses to average net assets[9]	1.10%[6]	1.10%	1.10%	1.11%	1.27%	1.41%

Ratio of net investment loss to average net assets[2]	(0.22)%[6]	(0.18)%	(0.14)%	(0.42)%	(0.76)%	(0.73)%

Portfolio turnover	12%[4]	19%	25%	23%	158%	126%

Net assets end of period (000’s) omitted	$8,668	$9,341	$7,561	$6,540	$6,612	$6,483

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class Z		2024	2023	2022	2021[10]

Net Asset Value, Beginning of Period	$17.93	$13.95	$14.02	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.02)	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	(1.72)	4.00	0.21	(4.31)	0.56

Total income (loss) from investment operations	(1.74)	3.98	0.20	(4.37)	0.55

Less Distributions to Shareholders from:

Net realized gain on investments	(0.13)	—	(0.27)	—	—

Net Asset Value, End of Period	$16.06	$17.93	$13.95	$14.02	$18.39

Total Return[2,3]	(9.83)%[4]	28.53%	1.43%	(23.76)%[5]	3.08%[4]

Ratio of net expenses to average net assets	0.82%[6,7]	0.82%[7,11]	0.81%[11]	0.81%[11]	0.82%[6,11]

Ratio of gross expenses to average net assets[9]	1.05%[6]	1.05%	1.05%	1.06%	1.13%[6]

Ratio of net investment loss to average net assets[2]	(0.17)%[6]	(0.13)%	(0.09)%	(0.37)%	(0.49)%[6]

Portfolio turnover	12%[4]	19%	25%	23%	158%

Net assets end of period (000’s) omitted	$28	$31	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z, respectively.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2024, 2023, 2022, 2021 and 2020, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]

Includes reduction from broker recapture amounting to less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2024, 2023 and 2022, respectively, and less than 0.01% for the fiscal period ended October 31, 2021.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements (unaudited) April 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

19

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth may have certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2025, Small/Mid Cap Growth had no credits received from the brokerage recapture program.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year for Core Bond ESG. Permanent differences are primarily due to net operating losses and tax equalization utilized for Small/Mid Cap Growth. Temporary differences for Small/Mid Cap Growth are due to qualified late-year ordinary loss deferrals and return of capital from REITs. In addition, temporary differences for each fund are due to wash sale loss deferrals.

At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$122,453,258	$576,260	$(10,358,696)	$(9,782,436)

Small/Mid Cap Growth	31,946,130	5,792,647	(5,102,054)	690,593

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used

20

Notes to Financial Statements (continued)

to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,801,748	$9,036,090	$11,837,838

As of October 31, 2024, Small/Mid Cap Growth had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024, the capital stock transactions by class for the Funds were as follows:

		Core Bond ESG
	April 30, 2025		October 31, 2024
	Shares	Amount	Shares	Amount

Class N:

Shares sold	5,733	$50,841	71,326	$636,906

Shares issued in reinvestment of distributions	3,925	35,079	7,393	65,847

Shares redeemed	(20,203)	(181,585)	(61,929)	(547,022)

Net increase (decrease)	(10,545)	$(95,665)	16,790	$155,731

Class I:

Shares sold	495,293	$4,421,078	1,420,819	$12,678,644

Shares issued in reinvestment of distributions	216,442	1,935,159	442,345	3,939,940

Shares redeemed	(1,360,224)	(12,134,676)	(3,281,551)	(29,214,653)

Net decrease	(648,489)	$(5,778,439)	(1,418,387)	$(12,596,069)

Class Z:

Shares sold	17,086	$153,674	4,881	$43,769

Shares issued in reinvestment of distributions	2,740	24,487	5,273	46,940

Shares redeemed	(21,741)	(192,583)	(16,155)	(144,368)

Net decrease	(1,915)	$(14,422)	(6,001)	$(53,659)

		Small/Mid Cap Growth
	April 30, 2025		October 31, 2024
	Shares	Amount	Shares	Amount

Class N:

Shares sold	25,389	$441,960	123,098	$2,059,438

Shares issued in reinvestment of distributions	12,985	233,467	—	—

Shares redeemed	(387,461)	(6,777,998)	(259,725)	(4,175,433)

Net decrease	(349,087)	$(6,102,571)	(136,627)	$(2,115,995)

Class I:

Shares sold	44,863	$780,182	136,909	$2,393,314

Shares issued in reinvestment of distributions	3,526	66,357	—	—

Shares redeemed	(29,320)	(505,028)	(157,840)	(2,643,777)

Net increase (decrease)	19,069	$341,511	(20,931)	$(250,463)

21

Notes to Financial Statements (continued)

		Small/Mid Cap Growth
	April 30, 2025		October 31, 2024
	Shares	Amount	Shares	Amount

Class Z:

Shares issued in reinvestment of distributions	11	$216	—	—

Net increase	11	$216	—	—

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2025, the market value of Repurchase Agreements outstanding for Core Bond ESG and Small/Mid Cap Growth was $1,386,940 and $498,938, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2025, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Small/Mid Cap Growth	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG and Small/Mid Cap Growth to 0.48% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$79,204	—

Small/Mid Cap Growth	43,364	—

22

Notes to Financial Statements (continued)

At April 30, 2025, the Funds’ expiration of reimbursements subject to recoupment was as follows:

Expiration Period	Core Bond ESG	Small/Mid Cap Growth

Less than 1 year	$122,755	$84,987

1-2 years	167,331	86,646

2-3 years	177,501	91,004

Total	$467,587	$262,637

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the fiscal year ended April 30, 2025, was 0.25% for Core Bond ESG and 0.19% for Small/Mid Cap Growth.

For Class N of Core Bond ESG and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.08%

Small/Mid Cap Growth

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2025, the Funds had no interfund loans outstanding. The Funds did not lend during the six months ended April 30, 2025.

The following Funds utilized the interfund lending program during the six months ended April 30, 2025 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small/Mid Cap Growth	$815,553	4	$467	5.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$11,292,692	$11,659,666

Small/Mid Cap Growth	4,711,999	9,832,623

Core Bond ESG purchases and sales of U.S. Government obligations for the six months ended April 30, 2025 were $2,182,438 and $8,565,621, respectively.

23

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Bond ESG	$3,318,261	$109,940	$3,294,507	$3,404,447

Small/Mid Cap Growth	1,730,048	80,938	1,676,201	1,757,139

The following table summarizes the securities received as collateral for securities lending at April 30, 2025:

Fund	Collateral Type	Coupon Range		Maturity Date Range

Core Bond ESG	U.S. Treasury Obligations	0.125	%-4.625%	07/15/25-05/15/54

Small/Mid Cap Growth	U.S. Treasury Obligations	0.000	%-5.000%	05/08/25-05/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Credit Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

24

Notes to Financial Statements (continued)

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and a Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

Reinvestment Risk: A Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Environmental, Social and Governance (“ESG”) Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

25

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Bond ESG

Natwest Markets Securities, Inc.	$109,940	—	$109,940	$109,940	—

Fixed Income Clearing Corp.	1,277,000	—	1,277,000	1,277,000	—

Total	$1,386,940	—	$1,386,940	$1,386,940	—

Small/Mid Cap Growth

Natwest Markets Securities, Inc.	$80,938	—	$80,938	$80,938	—

Fixed Income Clearing Corp.	418,000	—	418,000	418,000	—

Total	$498,938	—	$498,938	$498,938	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

26

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2025.

Trustee fees and expenses

AMG GW&K Core Bond ESG Fund	$4,727

AMG GW&K Small/Mid Cap Growth Fund	1,670

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

27

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043025 SAR069

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds
April 30, 2025

AMG River Road Mid Cap Value Fund
Class N: CHTTX | Class I: ABMIX | Class Z: ABIZX

AMG River Road Large Cap Value Select Fund
Class N: FQUAX | Class I: MEQFX

AMG River Road Small Cap Value Fund
Class N: ARSVX | Class I: ARSIX | Class Z: ARZMX

AMG River Road Dividend All Cap Value Fund
Class N: ARDEX | Class I: ARIDX | Class Z: ARZDX

AMG River Road Small-Mid Cap Value Fund
Class N: ARSMX | Class I: ARIMX | Class Z: ARSZX

AMG River Road Focused Absolute Value Fund
Class N: ARRFX | Class I: AFAVX | Class Z: ARRZX

wealth.amg.com	043025 SAR082

AMG Funds Semi-Annual Financial Statements — April 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG River Road Mid Cap Value Fund	2

AMG River Road Large Cap Value Select Fund	4

AMG River Road Small Cap Value Fund	6

AMG River Road Dividend All Cap Value Fund	8

AMG River Road Small-Mid Cap Value Fund	10

AMG River Road Focused Absolute Value Fund	13

Statement of Assets and Liabilities	15

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	19

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	21

Detail of changes in assets for the past two fiscal periods

Financial Highlights	23

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	40

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	49

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 95.9%

Communication Services - 3.5%

Atlanta Braves Holdings, Inc., Class C*	116,261	$4,634,164

Warner Music Group Corp., Class A	219,934	6,696,990

Total Communication Services		11,331,154

Consumer Discretionary - 14.7%

Carnival Corp.*	190,313	3,490,340

Expedia Group, Inc.	39,988	6,275,317

Lennar Corp., Class A	40,729	4,423,577

LGI Homes, Inc.*	40,904	2,233,767

Lithia Motors, Inc.	37,766	11,056,374

LKQ Corp.	149,531	5,713,580

Lululemon Athletica, Inc. (Canada)*	31,989	8,661,662

Restaurant Brands International, Inc. (Canada)	80,323	5,172,801

Total Consumer Discretionary		47,027,418

Consumer Staples - 11.4%

Albertsons Cos., Inc., Class A	253,998	5,582,876

BJ’s Wholesale Club Holdings, Inc.*	66,216	7,784,353

Casey’s General Stores, Inc.	17,113	7,916,302

Constellation Brands, Inc., Class A	33,481	6,279,027

The Estee Lauder Cos., Inc., Class A	62,204	3,729,752

The Kroger Co.	74,052	5,347,295

Total Consumer Staples		36,639,605

Energy - 1.9%

Delek US Holdings, Inc.	140,092	1,823,998

Tidewater, Inc.*	54,058	1,956,359

Valaris, Ltd.*,1	71,830	2,320,827

Total Energy		6,101,184

Financials - 9.5%

Fairfax Financial Holdings, Ltd. (Canada)	7,437	11,586,846

Voya Financial, Inc.	93,305	5,523,656

Willis Towers Watson PLC (United Kingdom)	43,691	13,448,090

Total Financials		30,558,592

Health Care - 11.1%

Centene Corp.*	99,230	5,938,915

GE HealthCare Technologies, Inc.	148,044	10,411,935

Humana, Inc.	13,329	3,495,397

Labcorp Holdings, Inc.	49,615	11,957,711

Smith & Nephew PLC, Sponsored ADR (United Kingdom)	136,996	3,838,628

Total Health Care		35,642,586

Industrials - 34.4%

AerCap Holdings, N.V. (Ireland)	46,111	4,887,766

	Shares	Value

Alamo Group, Inc.	56,587	$9,448,897

API Group Corp.*	300,360	11,362,619

CACI International, Inc., Class A*	24,437	11,188,969

Carlisle Cos., Inc.	27,373	10,387,506

CNH Industrial, N.V. (United Kingdom)	590,934	6,837,106

Delta Air Lines, Inc.	154,869	6,447,197

Expeditors International of Washington, Inc.	86,641	9,522,712

Ferguson Enterprises, Inc.	37,941	6,437,070

Huntington Ingalls Industries, Inc.	16,291	3,752,469

McGrath RentCorp	70,349	7,504,128

Rentokil Initial PLC, Sponsored ADR (United Kingdom)	129,591	2,972,818

Robert Half, Inc.	67,728	3,000,350

SS&C Technologies Holdings, Inc.	114,780	8,677,368

Valmont Industries, Inc.	25,893	7,592,346

Total Industrials		110,019,321

Materials - 1.2%

Warrior Met Coal, Inc.	77,014	3,682,809

Real Estate - 6.6%

Alexandria Real Estate Equities, Inc., REIT	31,236	2,269,608

Howard Hughes Holdings, Inc.*	86,641	5,764,226

Mid-America Apartment Communities, Inc., REIT	54,798	8,748,501

The St. Joe Co.	99,230	4,199,413

Total Real Estate		20,981,748

Utilities - 1.6%

Talen Energy Corp.*	24,550	5,280,214

Total Common Stocks
(Cost $289,684,662)		307,264,631

	Principal Amount

Short-Term Investments - 3.7%

Joint Repurchase Agreements - 0.1%[2]

Natwest Markets Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $165,816 (collateralized by various U.S. Treasuries, 0.000% - 5.500%, 06/03/25 -02/15/46, totaling $169,112)	$165,796	165,796

Repurchase Agreements - 3.6%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $11,682,330 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $11,914,679)	11,681,000	11,681,000

Total Short-Term Investments
(Cost $11,846,796)		11,846,796

Total Investments - 99.6%
(Cost $301,531,458)		319,111,427

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

Value
Other Assets, less Liabilities - 0.4%	$1,168,946
Net Assets - 100.0%	$320,280,373

*	Non-income producing security.
[1]	Some of this security, amounting to $156,639 or less than 0.05% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$307,264,631	—	—	$307,264,631

Short-Term Investments

Joint Repurchase Agreements	—	$165,796	—	165,796

Repurchase Agreements	—	11,681,000	—	11,681,000

Total Investments in Securities	$307,264,631	$11,846,796	—	$319,111,427

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 98.4%

Consumer Discretionary - 17.7%

Lennar Corp., Class A	11,096	$1,205,137

LKQ Corp.	40,492	1,547,199

Lululemon Athletica, Inc. (Canada)*	4,964	1,344,102

LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	13,822	1,525,534

Restaurant Brands International, Inc. (Canada)	23,945	1,542,058

Starbucks Corp.	23,945	1,916,797

Total Consumer Discretionary		9,080,827

Consumer Staples - 7.5%

BJ’s Wholesale Club Holdings, Inc.*	15,769	1,853,804

Casey’s General Stores, Inc.	4,380	2,026,144

Total Consumer Staples		3,879,948

Energy - 2.7%

Suncor Energy, Inc. (Canada)	39,616	1,398,049

Financials - 20.0%

Berkshire Hathaway, Inc., Class B*	1,947	1,038,238

Fairfax Financial Holdings, Ltd. (Canada)	1,654	2,576,932

Fidelity National Information Services, Inc.	17,326	1,366,675

KKR & Co., Inc.	21,706	2,480,345

Willis Towers Watson PLC (United Kingdom)	9,052	2,786,205

Total Financials		10,248,395

Health Care - 19.3%

Becton Dickinson & Co.	11,194	2,318,165

Elevance Health, Inc.	3,991	1,678,535

GE HealthCare Technologies, Inc.	33,971	2,389,180

Labcorp Holdings, Inc.	10,707	2,580,494

UnitedHealth Group, Inc.	2,336	961,124

Total Health Care		9,927,498

* Non-income producing security.

ADR	American Depositary Receipt

	Shares	Value

Industrials - 18.3%

AerCap Holdings, N.V. (Ireland)	18,591	$1,970,646

CACI International, Inc., Class A*	3,309	1,515,092

Carlisle Cos., Inc.	6,522	2,474,968

CSX Corp.	69,109	1,939,890

Deere & Co.	3,212	1,488,955

Total Industrials		9,389,551

Materials - 7.1%

CRH PLC	38,059	3,631,590

Real Estate - 3.6%

Mid-America Apartment Communities, Inc., REIT	11,680	1,864,712

Utilities - 2.2%

Talen Energy Corp.*	5,159	1,109,598

Total Common Stocks
(Cost $47,097,451)		50,530,168

	Principal Amount

Short-Term Investments - 2.5%

Repurchase Agreements - 2.5%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $1,259,143 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $1,284,253)	$1,259,000	1,259,000

Total Short-Term Investments
(Cost $1,259,000)		1,259,000

Total Investments - 100.9%
(Cost $48,356,451)		51,789,168

Other Assets, less Liabilities - (0.9)%		(438,376)

Net Assets - 100.0%		$51,350,792

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$50,530,168	—	—	$50,530,168

Short-Term Investments

Repurchase Agreements	—	$1,259,000	—	1,259,000

Total Investments in Securities	$50,530,168	$1,259,000	—	$51,789,168

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 94.0%

Communication Services - 2.0%

TripAdvisor, Inc.*	880,243	$10,959,025

Yelp, Inc.*	257,119	9,019,735

Total Communication Services		19,978,760

Consumer Discretionary - 10.3%

Advance Auto Parts, Inc.[1]	144,402	4,724,834

Asbury Automotive Group, Inc.*	109,160	23,812,162

LGI Homes, Inc.*	190,623	10,409,922

Murphy USA, Inc.	67,057	33,432,609

Papa John’s International, Inc.	360,600	12,451,518

United Parks & Resorts, Inc.*,1	433,502	18,922,362

Total Consumer Discretionary		103,753,407

Consumer Staples - 7.6%

Dole PLC (Ireland)	1,347,484	20,468,282

Ingles Markets, Inc., Class A	284,356	17,541,922

Nomad Foods, Ltd. (United Kingdom)	832,158	16,634,838

PriceSmart, Inc.	214,735	21,793,455

Total Consumer Staples		76,438,497

Energy - 2.3%

Delek US Holdings, Inc.[1]	723,354	9,418,069

Evolution Petroleum Corp.[1]	832,335	3,487,484

SM Energy Co.	461,783	10,524,034

Total Energy		23,429,587

Financials - 17.7%

Assured Guaranty, Ltd. (Bermuda)	198,320	17,398,614

Axis Capital Holdings, Ltd. (Bermuda)	306,804	29,551,361

Cannae Holdings, Inc.	934,391	16,548,065

EVERTEC, Inc. (Puerto Rico)	391,424	13,284,930

Genworth Financial, Inc.*	3,595,808	24,667,243

P10, Inc., Class A	995,549	11,020,727

Radian Group, Inc.	158,121	5,050,385

Repay Holdings Corp.*	1,615,385	6,461,540

WEX, Inc.*	112,729	14,696,480

White Mountains Insurance Group, Ltd.	22,099	39,058,877

Total Financials		177,738,222

Health Care - 6.7%

Embecta Corp.	771,225	9,401,233

Enovis Corp.*	390,738	13,515,627

Haemonetics Corp.*	270,201	17,028,067

ICU Medical, Inc.*	86,597	11,828,284

Inmode, Ltd. (Israel)*	348,975	4,920,548

	Shares	Value

Progyny, Inc.*	482,361	$11,017,125

Total Health Care		67,710,884

Industrials - 32.0%

Alight, Inc., Class A	2,041,046	10,429,745

Arcosa, Inc.	42,826	3,429,078

Argan, Inc.	95,496	14,623,303

Armstrong World Industries, Inc.	89,698	13,008,004

Atkore, Inc.	168,832	10,783,300

BlueLinx Holdings, Inc.*	135,637	8,835,394

CoreCivic, Inc.*	1,927,258	43,633,121

The GEO Group, Inc.*	652,394	20,406,884

GMS, Inc.*,1	212,300	15,553,098

GXO Logistics, Inc.*	620,023	22,469,634

Hub Group, Inc., Class A	255,754	8,079,269

Insperity, Inc.	171,829	11,170,603

Janus International Group, Inc.*	1,418,268	9,757,684

Kelly Services, Inc., Class A	230,019	2,656,720

McGrath RentCorp	336,481	35,892,428

MSC Industrial Direct Co., Inc., Class A	71,084	5,436,504

OPENLANE, Inc.*	884,867	16,378,888

Park Aerospace Corp.	756,768	9,890,958

Pursuit Attractions and Hospitality, Inc.*	514,434	15,067,772

Tennant Co.	66,082	4,768,477

UniFirst Corp.	155,473	27,747,266

WillScot Holdings Corp.[1]	495,594	12,449,321

Total Industrials		322,467,451

Information Technology - 6.3%

ACI Worldwide, Inc.*	136,896	7,304,771

ePlus, Inc.*	413,621	25,793,405

Ituran Location and Control, Ltd. (Israel)	194,271	6,982,100

NCR Voyix Corp.*,1	505,727	4,334,080

Vontier Corp.	595,176	18,932,549

Total Information Technology		63,346,905

Materials - 1.7%

TriMas Corp.	313,317	7,535,274

Warrior Met Coal, Inc.[1]	200,991	9,611,390

Total Materials		17,146,664

Real Estate - 0.9%

Howard Hughes Holdings, Inc.*	135,355	9,005,168

Utilities - 6.5%

Northwestern Energy Group, Inc.	356,333	20,749,271

Southwest Gas Holdings, Inc.	220,988	15,957,543

Talen Energy Corp.*,1	68,727	14,781,803

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 6.5% (continued)

TXNM Energy, Inc.[1]	258,473	$13,750,764

Total Utilities		65,239,381

Total Common Stocks
(Cost $832,713,484)		946,254,926

	Principal Amount

Short-Term Investments - 6.0%

Joint Repurchase Agreements - 0.6%[2]

Bank of America Securities, Inc., dated 04/30/25, due 05/01/25, 4.370% total to be received $331,239 (collateralized by various U.S. Treasuries, 0.000%, 08/15/31 - 11/15/36, totaling $337,823)	$331,199	331,199

Daiwa Capital Markets America, dated 04/30/25, due 05/01/25, 4.370% total to be received $1,119,077 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 04/30/27 -05/01/55, totaling $1,141,320)	1,118,941	1,118,941

Mizuho Securities LLC, dated 04/30/25, due 05/01/25, 4.360% total to be received $1,450,316 (collateralized by various U.S. Treasuries, 0.750% - 3.500%, 11/15/25 -02/15/33, totaling $1,479,143)	1,450,140	1,450,140

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $1,450,316 (collateralized by various U.S. Treasuries, 0.000% - 4.250%, 04/15/26 - 08/15/46, totaling $1,479,143)	$1,450,140	$1,450,140

TD Securities LLC, dated 04/30/25, due 05/01/25, 4.380% total to be received $1,450,316 (collateralized by various U.S. Treasuries, 4.125% - 4.625%, 06/15/26 - 11/15/34, totaling $1,479,143)	1,450,140	1,450,140

Total Joint Repurchase Agreements		5,800,560

Repurchase Agreements - 5.4%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $54,363,191 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $55,444,226)	54,357,000	54,357,000

Total Short-Term Investments
(Cost $60,157,560)		60,157,560

Total Investments - 100.0%
(Cost $892,871,044)		1,006,412,486

Other Assets, less Liabilities - 0.0%#		333,846

Net Assets - 100.0%		$1,006,746,332

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some of these securities, amounting to $27,606,987 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$946,254,926	—	—	$946,254,926

Short-Term Investments

Joint Repurchase Agreements	—	$5,800,560	—	5,800,560

Repurchase Agreements	—	54,357,000	—	54,357,000

Total Investments in Securities	$946,254,926	$60,157,560	—	$1,006,412,486

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 97.0%

Communication Services - 6.4%

Cogent Communications Holdings, Inc.	30,387	$1,651,534

Comcast Corp., Class A	53,617	1,833,701

The Interpublic Group of Cos., Inc.	13,028	327,263

Warner Music Group Corp., Class A	19,121	582,235

Total Communication Services		4,394,733

Consumer Discretionary - 4.0%

Genuine Parts Co.	5,454	641,118

Restaurant Brands International, Inc. (Canada)	16,451	1,059,444

Starbucks Corp.	13,194	1,056,180

Total Consumer Discretionary		2,756,742

Consumer Staples - 11.3%

Diageo PLC, ADR (United Kingdom)	6,184	692,732

Kimberly-Clark Corp.	10,658	1,404,511

The Kroger Co.	28,619	2,066,578

PepsiCo, Inc.	6,910	936,858

Target Corp.	5,092	492,396

Unilever PLC, Sponsored ADR (United Kingdom)	33,774	2,146,338

Total Consumer Staples		7,739,413

Energy - 13.7%

Enterprise Products Partners LP, MLP [1]	60,188	1,799,621

EOG Resources, Inc.	8,404	927,213

Expand Energy Corp.	5,810	603,659

Kinder Morgan, Inc.	101,032	2,657,141

Phillips 66	4,561	474,618

The Williams Cos., Inc.	50,568	2,961,768

Total Energy		9,424,020

Financials - 15.9%

Axis Capital Holdings, Ltd. (Bermuda)	19,487	1,876,988

Chubb, Ltd. (Switzerland)	7,066	2,021,441

CNA Financial Corp.	11,090	534,094

Fidelity National Financial, Inc.	11,725	750,986

The PNC Financial Services Group, Inc.	12,576	2,020,838

The Progressive Corp.	7,717	2,174,188

U.S. Bancorp	37,124	1,497,582

Total Financials		10,876,117

Health Care - 13.0%

AbbVie, Inc.	5,392	1,051,979

Amgen, Inc.	4,696	1,366,160

Becton Dickinson & Co.	7,128	1,476,138

Bristol-Myers Squibb Co.	21,169	1,062,684

Elevance Health, Inc.	1,306	549,277

	Shares	Value

Johnson & Johnson	4,890	$764,356

Pfizer, Inc.	31,674	773,162

Royalty Pharma PLC, Class A	56,594	1,857,415

Total Health Care		8,901,171

Industrials - 5.0%

CSG Systems International, Inc.	12,326	741,162

Paycom Software, Inc.	6,874	1,556,205

United Parcel Service, Inc., Class B	8,704	829,491

Watsco, Inc.	684	314,531

Total Industrials		3,441,389

Information Technology - 14.7%

Accenture PLC, Class A (Ireland)	3,557	1,064,077

Avnet, Inc.	20,255	951,782

Cisco Systems, Inc.	14,001	808,278

Corning, Inc.	20,277	899,893

Micron Technology, Inc.	18,294	1,407,723

NetApp, Inc.	4,060	364,385

Oracle Corp.	20,738	2,918,251

Salesforce, Inc.	3,988	1,071,616

Texas Instruments, Inc.	3,796	607,550

Total Information Technology		10,093,555

Real Estate - 4.2%

Alexandria Real Estate Equities, Inc., REIT	4,054	294,564

American Tower Corp., REIT	9,714	2,189,633

Crown Castle, Inc., REIT	3,581	378,726

Total Real Estate		2,862,923

Utilities - 8.8%

The AES Corp.	100,285	1,002,850

Duke Energy Corp.	11,298	1,378,582

IDACORP, Inc.	13,347	1,576,147

Northwestern Energy Group, Inc.	16,720	973,606

TXNM Energy, Inc.	20,316	1,080,811

Total Utilities		6,011,996

Total Common Stocks
(Cost $47,562,768)		66,502,059

Preferred Stock - 0.9%

Information Technology - 0.9%

Hewlett Packard Enterprise Co., 7.625%	11,583	581,467

Total Preferred Stock
(Cost $725,138)		581,467

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 2.1%

Joint Repurchase Agreements - 0.0%#,2

Natwest Markets Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $1,549 (collateralized by various U.S. Treasuries, 0.000% - 5.500%, 06/03/25 -02/15/46, totaling $1,580)	$1,549	$1,549

Repurchase Agreements - 2.1%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $1,446,165 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $1,474,930)	1,446,000	1,446,000

Total Short-Term Investments
(Cost $1,447,549)		1,447,549

Value

Total Investments - 100.0%
(Cost $49,735,455)	$68,531,075

Other Assets, less Liabilities - 0.0%#	23,714

Net Assets - 100.0%	$68,554,789

#	Less than 0.05%.
[1]

Some of this security, amounting to $1,781,621 or 2.6% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$66,502,059	—	—	$66,502,059

Preferred Stock†	581,467	—	—	581,467

Short-Term Investments

Joint Repurchase Agreements	—	$1,549	—	1,549

Repurchase Agreements	—	1,446,000	—	1,446,000

Total Investments in Securities	$67,083,526	$1,447,549	—	$68,531,075

†

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 96.8%

Communication Services - 1.8%

GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0

TripAdvisor, Inc.*	221,449	2,757,040

Yelp, Inc.*	77,534	2,719,893

Total Communication Services		5,476,933

Consumer Discretionary - 12.9%

LGI Homes, Inc.*	52,756	2,881,005

Lithia Motors, Inc.	29,056	8,506,435

LKQ Corp.	179,533	6,859,956

Murphy USA, Inc.	20,490	10,215,699

Papa John’s International, Inc.	73,463	2,536,677

United Parks & Resorts, Inc.*,3	103,514	4,518,386

Vail Resorts, Inc.	30,252	4,211,079

Total Consumer Discretionary		39,729,237

Consumer Staples - 11.2%

BJ’s Wholesale Club Holdings, Inc.*	122,725	14,427,551

Dole PLC (Ireland)	171,377	2,603,217

Ingles Markets, Inc., Class A	49,976	3,083,019

Molson Coors Beverage Co., Class B	109,354	6,291,135

Nomad Foods, Ltd. (United Kingdom)	202,535	4,048,675

PriceSmart, Inc.	39,375	3,996,169

Total Consumer Staples		34,449,766

Energy - 3.7%

Delek US Holdings, Inc.[3]	152,023	1,979,339

HF Sinclair Corp.	61,111	1,837,608

Ovintiv, Inc.	23,388	785,369

Permian Resources Corp.	419,483	4,949,899

SM Energy Co.	81,811	1,864,473

Total Energy		11,416,688

Financials - 16.5%

Assured Guaranty, Ltd. (Bermuda)	49,595	4,350,969

Axis Capital Holdings, Ltd. (Bermuda)	81,684	7,867,803

Cannae Holdings, Inc.	251,353	4,451,462

CNA Financial Corp.	70,106	3,376,305

EVERTEC, Inc. (Puerto Rico)	91,414	3,102,591

Genworth Financial, Inc.*	937,834	6,433,541

P10, Inc., Class A	239,153	2,647,424

Radian Group, Inc.	49,124	1,569,021

WEX, Inc.*	45,268	5,901,589

White Mountains Insurance Group, Ltd.	6,403	11,316,982

Total Financials		51,017,687

	Shares	Value

Health Care - 5.8%

Bausch + Lomb Corp. (Canada)*	139,528	$1,612,944

Embecta Corp.	147,054	1,792,588

Enovis Corp.*	78,910	2,729,497

Haemonetics Corp.*	84,504	5,325,442

ICU Medical, Inc.*	11,527	1,574,473

Smith & Nephew PLC, Sponsored ADR (United Kingdom)	177,632	4,977,248

Total Health Care		18,012,192

Industrials - 31.5%

Alight, Inc., Class A	522,978	2,672,418

Argan, Inc.	13,009	1,992,068

Armstrong World Industries, Inc.	22,712	3,293,694

Atkore, Inc.	47,986	3,064,866

CACI International, Inc., Class A*,3	16,406	7,511,815

CNH Industrial, N.V. (United Kingdom)	359,693	4,161,648

CoreCivic, Inc.*	482,384	10,921,174

GMS, Inc.*	50,866	3,726,443

GXO Logistics, Inc.*	129,192	4,681,918

Hub Group, Inc., Class A	45,147	1,426,194

Huntington Ingalls Industries, Inc.	25,271	5,820,922

Insperity, Inc.	42,921	2,790,294

Janus International Group, Inc.*	291,427	2,005,018

McGrath RentCorp	92,990	9,919,243

OPENLANE, Inc.*	226,862	4,199,216

Pursuit Attractions and Hospitality, Inc.*	125,305	3,670,183

Rentokil Initial PLC, Sponsored ADR (United Kingdom)	238,696	5,475,686

UniFirst Corp.	43,914	7,837,332

WESCO International, Inc.	53,671	8,746,226

WillScot Holdings Corp.	139,723	3,509,842

Total Industrials		97,426,200

Information Technology - 6.4%

ePlus, Inc.*	87,374	5,448,642

Ituran Location and Control, Ltd. (Israel)	20,122	723,185

NCR Voyix Corp.*,3	141,412	1,211,901

TD SYNNEX Corp.	62,261	6,898,519

Vontier Corp.	173,986	5,534,495

Total Information Technology		19,816,742

Materials - 0.7%

Warrior Met Coal, Inc.	44,497	2,127,847

Real Estate - 0.7%

Howard Hughes Holdings, Inc.*	34,432	2,290,761

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 5.6%

Northwestern Energy Group, Inc.	96,896	$5,642,254

Southwest Gas Holdings, Inc.	63,094	4,556,018

Talen Energy Corp.*,3	17,058	3,668,835

TXNM Energy, Inc.	65,628	3,491,409

Total Utilities		17,358,516

Total Common Stocks
(Cost $262,443,565)		299,122,569

	Principal Amount

Short-Term Investments - 3.7%

Joint Repurchase Agreements - 0.5%[4]

Citadel Securities LLC, dated 04/30/25, due 05/01/25, 4.460% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 05/15/25 -02/15/55, totaling $1,020,126)	$1,000,000	1,000,000

	Principal Amount	Value

Natwest Markets Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $527,188 (collateralized by various U.S. Treasuries, 0.000% - 5.500%, 06/03/25 -02/15/46, totaling $537,667)	$527,124	$527,124

Total Joint Repurchase Agreements		1,527,124

Repurchase Agreements - 3.2%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $9,752,111 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $9,946,027)	9,751,000	9,751,000

Total Short-Term Investments
(Cost $11,278,124)		11,278,124

Total Investments - 100.5%
(Cost $273,721,689)		310,400,693

Other Assets, less Liabilities - (0.5)%		(1,528,870)

Net Assets - 100.0%		$308,871,823

*	Non-income producing security.
[1]	Security’s value was determined by using significant unobservable inputs.
[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At April 30, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

[3]

Some of these securities, amounting to $13,807,106 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$97,426,200	—	—	$97,426,200

Financials	51,017,687	—	—	51,017,687

Consumer Discretionary	39,729,237	—	—	39,729,237

Consumer Staples	34,449,766	—	—	34,449,766

Information Technology	19,816,742	—	—	19,816,742

Health Care	18,012,192	—	—	18,012,192

Utilities	17,358,516	—	—	17,358,516

Energy	11,416,688	—	—	11,416,688

Communication Services	5,476,933	—	$0	5,476,933

Real Estate	2,290,761	—	—	2,290,761

Materials	2,127,847	—	—	2,127,847

Short-Term Investments

Joint Repurchase Agreements	—	$1,527,124	—	1,527,124

Repurchase Agreements	—	9,751,000	—	9,751,000

Total Investments in Securities	$299,122,569	$11,278,124	$0	$310,400,693

The Level 3 common stock held at April 30, 2025, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 98.9%

Communication Services - 0.0%

GCI Liberty, Inc. Escrow Share*,1,2	108,700	$0

Consumer Discretionary - 10.9%

Lennar Corp., Class A	11,022	1,197,099

LKQ Corp.	25,519	975,081

LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	12,310	1,358,655

Murphy USA, Inc.	3,636	1,812,801

Total Consumer Discretionary		5,343,636

Consumer Staples - 13.2%

BJ’s Wholesale Club Holdings, Inc.*	13,553	1,593,291

The Kroger Co.	17,688	1,277,251

Molson Coors Beverage Co., Class B	18,327	1,054,352

Target Corp.	12,989	1,256,036

Unilever PLC, Sponsored ADR (United Kingdom)	20,240	1,286,252

Total Consumer Staples		6,467,182

Energy - 1.4%

Delek US Holdings, Inc.	50,669	659,710

Financials - 21.2%

Assured Guaranty, Ltd. (Bermuda)	17,833	1,564,489

Berkshire Hathaway, Inc., Class B*	5,304	2,828,358

Fairfax Financial Holdings, Ltd. (Canada)	2,013	3,136,254

WEX, Inc.*	7,260	946,486

Willis Towers Watson PLC (United Kingdom)	6,201	1,908,668

Total Financials		10,384,255

Health Care - 12.5%

Elevance Health, Inc.	3,636	1,529,229

Haemonetics Corp.*	19,493	1,228,449

Labcorp Holdings, Inc.	6,555	1,579,820

Smith & Nephew PLC, Sponsored ADR (United Kingdom)	62,485	1,750,830

Total Health Care		6,088,328

	Shares	Value

Industrials - 26.2%

CACI International, Inc., Class A*,3	4,214	$1,929,464

CNH Industrial, N.V. (United Kingdom)	105,941	1,225,737

CSX Corp.	59,402	1,667,414

GXO Logistics, Inc.*	36,276	1,314,642

McGrath RentCorp	16,130	1,720,587

Rentokil Initial PLC, Sponsored ADR (United Kingdom)	79,789	1,830,360

SS&C Technologies Holdings, Inc.	22,251	1,682,176

WESCO International, Inc.	8,721	1,421,174

Total Industrials		12,791,554

Materials - 4.8%

CRH PLC	24,311	2,319,756

Real Estate - 4.6%

Mid-America Apartment Communities, Inc., REIT	14,082	2,248,191

Utilities - 4.1%

Northwestern Energy Group, Inc.	34,539	2,011,206

Total Common Stocks
(Cost $41,958,674)		48,313,818

	Principal Amount

Short-Term Investments - 1.1%

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp., dated 04/30/25, due 05/01/25, 4.100% total to be received $550,063 (collateralized by a U.S. Treasury Note, 4.500%, 02/15/44, totaling $561,044)	$550,000	550,000

Total Short-Term Investments
(Cost $550,000)		550,000

Total Investments - 100.0%
(Cost $42,508,674)		48,863,818

Other Assets, less Liabilities - 0.0%#		14,097

Net Assets - 100.0%		$48,877,915

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security’s value was determined by using significant unobservable inputs.
[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At April 30, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

[3]

Some of this security, amounting to $1,909,776 or 3.9% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$12,791,554	—	—	$12,791,554

Financials	10,384,255	—	—	10,384,255

Consumer Staples	6,467,182	—	—	6,467,182

Health Care	6,088,328	—	—	6,088,328

Consumer Discretionary	5,343,636	—	—	5,343,636

Materials	2,319,756	—	—	2,319,756

Real Estate	2,248,191	—	—	2,248,191

Utilities	2,011,206	—	—	2,011,206

Energy	659,710	—	—	659,710

Communication Services	—	—	$0	—

Short-Term Investments

Repurchase Agreements	—	$550,000	—	550,000

Total Investments in Securities	$48,313,818	$550,000	$0	$48,863,818

The Level 3 common stock held at April 30, 2025, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2025

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $156,639, $0, and $27,606,987, respectively)	$319,111,427	$51,789,168	$1,006,412,486

Receivable for investments sold	1,205,753	370,295	6,830,486

Dividend and interest receivables	301,247	39,071	299,486

Securities lending income receivable	13	16	4,076

Receivable for Fund shares sold	369,340	332,672	651,920

Receivable from affiliate	7,751	6,102	—

Prepaid expenses and other assets	30,112	17,298	49,066

Total assets	321,025,643	52,554,622	1,014,247,520

Liabilities:

Payable upon return of securities loaned	165,796	—	5,800,560

Payable for investments purchased	—	1,116,166	—

Payable for Fund shares repurchased	244,488	10,589	694,768

Accrued expenses:

Investment advisory and management fees	144,343	14,226	646,724

Administrative fees	38,663	6,097	121,261

Distribution fees	44,953	1,433	9,346

Shareholder service fees	21,663	1,621	71,261

Other	85,364	53,698	157,268

Total liabilities	745,270	1,203,830	7,501,188

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$320,280,373	$51,350,792	$1,006,746,332

[1] Investments at cost	$301,531,458	$48,356,451	$892,871,044

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$278,937,365	$44,559,367	$816,693,297

Total distributable earnings	41,343,008	6,791,425	190,053,035
Net Assets	$320,280,373	$51,350,792	$1,006,746,332

Class N:

Net Assets	$224,580,570	$7,147,921	$49,968,526

Shares outstanding	11,588,400	354,314	3,458,925

Net asset value, offering and redemption price per share	$19.38	$20.17	$14.45

Class I:

Net Assets	$87,670,247	$44,202,871	$948,777,602

Shares outstanding	4,147,002	2,176,459	62,827,277

Net asset value, offering and redemption price per share	$21.14	$20.31	$15.10

Class Z:

Net Assets	$8,029,556	—	$8,000,204

Shares outstanding	382,721	—	528,464

Net asset value, offering and redemption price per share	$20.98	—	$15.14

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,781,621, $13,807,106, and $1,909,776, respectively)	$68,531,075	$310,400,693	$48,863,818

Dividend and interest receivables	120,961	218,365	82,394

Securities lending income receivable	142	1,323	144

Receivable for Fund shares sold	7,011	73,902	3,181

Receivable from affiliate	10,529	—	7,798

Prepaid expenses and other assets	15,564	34,107	15,714

Total assets	68,685,282	310,728,390	48,973,049

Liabilities:

Payable upon return of securities loaned	1,549	1,527,124	—

Payable for Fund shares repurchased	1,071	11,195	12,500

Accrued expenses:

Investment advisory and management fees	27,785	187,764	23,646

Administrative fees	8,335	37,553	5,912

Distribution fees	4,514	3,185	379

Shareholder service fees	2,077	12,157	1,503

Other	85,162	77,589	51,194

Total liabilities	130,493	1,856,567	95,134

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$68,554,789	$308,871,823	$48,877,915

[1] Investments at cost	$49,735,455	$273,721,689	$42,508,674

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$45,829,939	$265,982,685	$37,928,457

Total distributable earnings	22,724,850	42,889,138	10,949,458

Net Assets	$68,554,789	$308,871,823	$48,877,915

Class N:

Net Assets	$22,140,485	$16,216,809	$1,934,122

Shares outstanding	3,740,344	1,785,672	143,687

Net asset value, offering and redemption price per share	$5.92	$9.08	$13.46

Class I:

Net Assets	$41,616,823	$259,617,756	$44,653,811

Shares outstanding	7,052,313	27,443,233	3,318,451

Net asset value, offering and redemption price per share	$5.90	$9.46	$13.46

Class Z:

Net Assets	$4,797,481	$33,037,258	$2,289,982

Shares outstanding	812,623	3,487,102	170,237

Net asset value, offering and redemption price per share	$5.90	$9.47	$13.45

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2025

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Investment Income:

Dividend income	$2,153,694	$427,353	$5,420,510

Interest income	164,858	26,355	1,707,412

Securities lending income	3,775	3,126	39,333

Foreign withholding tax	(39,164)	(15,390)	(45,894)

Total investment income	2,283,163	441,444	7,121,361

Expenses:

Investment advisory and management fees	943,749	85,721	4,302,113

Administrative fees	252,790	36,738	806,646

Distribution fees - Class N	297,592	7,911	59,842

Shareholder servicing fees - Class N	120,482	3,165	24,228

Shareholder servicing fees - Class I	21,924	6,398	450,080

Professional fees	26,960	19,974	53,713

Registration fees	25,450	15,910	34,229

Custodian fees	19,942	10,573	39,038

Reports to shareholders	18,930	5,793	45,735

Trustee fees and expenses	13,919	1,991	44,446

Transfer agent fees	11,332	4,281	19,238

Miscellaneous	7,901	1,644	21,033

Total expenses before offsets	1,760,971	200,099	5,900,341

Expense reimbursements	(40,171)	(35,675)	—

Net expenses	1,720,800	164,424	5,900,341

Net investment income	562,363	277,020	1,221,020

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	23,840,852	3,248,423	76,504,714

Net realized loss on foreign currency transactions	—	(221)	—

Net change in unrealized appreciation/depreciation on investments	(27,804,251)	(2,488,492)	(78,735,136)

Net realized and unrealized gain (loss)	(3,963,399)	759,710	(2,230,422)

Net increase (decrease) in net assets resulting from operations	$(3,401,036)	$1,036,730	$(1,009,402)

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$912,024	$2,224,261	$546,416

Interest income	26,995	271,891	14,087

Securities lending income	3,226	29,062	2,873

Foreign withholding tax	(5,466)	(5,115)	(8,039)

Total investment income	936,779	2,520,099	555,337

Expenses:

Investment advisory and management fees	186,403	1,226,531	147,441

Administrative fees	55,921	245,306	36,860

Distribution fees - Class N	30,415	23,846	2,362

Shareholder servicing fees - Class N	4,867	5,912	390

Shareholder servicing fees - Class I	9,238	73,477	9,006

Professional fees	19,008	25,470	16,963

Custodian fees	18,062	18,674	11,413

Registration fees	17,316	20,532	15,167

Reports to shareholders	11,101	12,409	4,706

Trustee fees and expenses	3,143	13,549	2,018

Transfer agent fees	2,342	5,927	957

Interest expense	964	—	—

Miscellaneous	4,865	7,056	2,261

Total expenses before offsets	363,645	1,678,689	249,544

Expense reimbursements	(64,654)	—	(46,113)

Net expenses	298,991	1,678,689	203,431

Net investment income	637,788	841,410	351,906

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	8,507,270	6,131,273	4,499,670

Net change in unrealized appreciation/depreciation on investments	(11,139,621)	(12,023,605)	(2,027,721)

Net realized and unrealized gain (loss)	(2,632,351)	(5,892,332)	2,471,949

Net increase (decrease) in net assets resulting from operations	$(1,994,563)	$(5,050,922)	$2,823,855

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$562,363	$1,295,285	$277,020	$349,411	$1,221,020	$4,420,564

Net realized gain on investments	23,840,852	47,038,162	3,248,202	7,665,900	76,504,714	91,033,375

Net change in unrealized appreciation/depreciation on investments	(27,804,251)	36,639,022	(2,488,492)	3,931,192	(78,735,136)	72,674,060

Net increase (decrease) in net assets resulting from operations	(3,401,036)	84,972,469	1,036,730	11,946,503	(1,009,402)	168,127,999

Distributions to Shareholders:

Class N	(31,102,844)	(998,862)	(234,625)	(23,168)	(3,859,661)	(2,038,957)

Class I	(10,535,148)	(570,426)	(1,801,291)	(314,623)	(83,728,561)	(40,327,619)

Class Z	(1,008,453)	(53,192)	—	—	(323,202)	(526,135)

Total distributions to shareholders	(42,646,445)	(1,622,480)	(2,035,916)	(337,791)	(87,911,424)	(42,892,711)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	28,387,461	(51,305,217)	6,238,474	2,299,376	9,886,759	78,139,109

Total increase (decrease) in net assets	(17,660,020)	32,044,772	5,239,288	13,908,088	(79,034,067)	203,374,397

Net Assets:

Beginning of period	337,940,393	305,895,621	46,111,504	32,203,416	1,085,780,399	882,406,002

End of period	$320,280,373	$337,940,393	$51,350,792	$46,111,504	$1,006,746,332	$1,085,780,399

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road Focused Absolute Value Fund

	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$637,788	$2,339,474	$841,410	$1,412,846	$351,906	$552,149

Net realized gain on investments	8,507,270	58,266,342	6,131,273	28,254,972	4,499,670	7,253,837

Net change in unrealized appreciation/depreciation on investments	(11,139,621)	(15,944,244)	(12,023,605)	27,922,392	(2,027,721)	4,637,938

Net increase (decrease) in net assets resulting from operations	(1,994,563)	44,661,572	(5,050,922)	57,590,210	2,823,855	12,443,924

Distributions to Shareholders:

Class N	(11,634,215)	(1,488,716)	(1,822,369)	(765,228)	(271,347)	(51,351)

Class I	(24,623,609)	(7,827,414)	(23,312,264)	(9,009,615)	(6,199,199)	(1,205,279)

Class Z	(1,758,286)	(176,926)	(3,089,951)	(1,277,335)	(293,775)	(146,167)

Total distributions to shareholders	(38,016,110)	(9,493,056)	(28,224,584)	(11,052,178)	(6,764,321)	(1,402,797)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	23,261,297	(183,444,327)	22,311,416	11,163,606	3,764,061	(10,551,496)

Total increase (decrease) in net assets	(16,749,376)	(148,275,811)	(10,964,090)	57,701,638	(176,405)	489,631

Net Assets:

Beginning of period	85,304,165	233,579,976	319,835,913	262,134,275	49,054,320	48,564,689

End of period	$68,554,789	$85,304,165	$308,871,823	$319,835,913	$48,877,915	$49,054,320

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$22.38	$17.43	$17.74	$19.43	$29.75	$34.95

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.06	0.02	0.17 [3]	0.02 [4]	0.16

Net realized and unrealized gain (loss) on investments	(0.13)	4.97	1.21	(1.22)	11.69	(2.85)

Total income (loss) from investment operations	(0.10)	5.03	1.23	(1.05)	11.71	(2.69)

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.03)	(0.16)	(0.04)	(0.02)	(0.33)

Net realized gain on investments	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)

Total distributions to shareholders	(2.90)	(0.08)	(1.54)	(0.64)	(22.03)	(2.51)

Net Asset Value, End of Period	$19.38	$22.38	$17.43	$17.74	$19.43	$29.75

Total Return[2,5]	(1.33)%[6]	28.92%	7.39%	(5.67)%	50.65%	(8.62)%

Ratio of net expenses to average net assets	1.11%[7]	1.11 [8,9]	1.10%[8]	1.09%[8]	1.13%[8]	1.14%

Ratio of gross expenses to average net assets[10]	1.13%[7]	1.14%	1.13%	1.11%	1.18%	1.16%

Ratio of net investment income to average net assets2	0.24%[7]	0.29%	0.13%	0.90%	0.08%	0.52%

Portfolio turnover	43%[6]	77%	75%	71%	149%	50%

Net assets end of period (000’s) omitted	$224,581	$244,184	$220,480	$227,513	$287,165	$259,561

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023		2022	2021	2020

Net Asset Value, Beginning of Period	$24.19	$18.84	$19.05		$20.82	$30.68	$35.96

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.13	0.08		0.24 [3]	0.09 [4]	0.25

Net realized and unrealized gain (loss) on investments	(0.15)	5.35	1.31		(1.32)	12.16	(2.94)

Total income (loss) from investment operations	(0.09)	5.48	1.39		(1.08)	12.25	(2.69)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.08)	(0.22)		(0.09)	(0.10)	(0.41)

Net realized gain on investments	(2.83)	(0.05)	(1.38)		(0.60)	(22.01)	(2.18)

Total distributions to shareholders	(2.96)	(0.13)	(1.60)		(0.69)	(22.11)	(2.59)

Net Asset Value, End of Period	$21.14	$24.19	$18.84		$19.05	$20.82	$30.68

Total Return[2,5]	(1.20)%[6]	29.27%	7.72%		(5.41)%	51.11%	(8.38)%

Ratio of net expenses to average net assets	0.81%[7]	0.81%[8,9]	0.80	%8	0.80%[8]	0.87%[8]	0.90%

Ratio of gross expenses to average net assets[10]	0.83%[7]	0.84%	0.83%		0.82%	0.92%	0.92%

Ratio of net investment income to average net assets[2]	0.54%[7]	0.59%	0.43%		1.19%	0.34%	0.76%

Portfolio turnover	43%[6]	77%	75%		71%	149%	50%

Net assets end of period (000’s) omitted	$87,670	$85,569	$78,562		$74,094	$112,741	$176,807

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$24.04	$18.71	$18.94	$20.71	$30.63	$35.95

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.14	0.09	0.24 [3]	0.10 [4]	0.28

Net realized and unrealized gain (loss) on investments	(0.15)	5.33	1.29	(1.29)	12.13	(2.94)

Total income (loss) from investment operations	(0.08)	5.47	1.38	(1.05)	12.23	(2.66)

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.09)	(0.23)	(0.12)	(0.14)	(0.48)

Net realized gain on investments	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)

Total distributions to shareholders	(2.98)	(0.14)	(1.61)	(0.72)	(22.15)	(2.66)

Net Asset Value, End of Period	$20.98	$24.04	$18.71	$18.94	$20.71	$30.63

Total Return[2,5]	(1.16)%[6]	29.37%	7.73%	(5.34)%	51.18%	(8.32)%

Ratio of net expenses to average net assets	0.76%[7]	0.76%[8,9]	0.75%[8]	0.75%[8]	0.80%[8]	0.82%

Ratio of gross expenses to average net assets[10]	0.78%[7]	0.79%	0.78%	0.77%	0.85%	0.84%

Ratio of net investment income to average net assets[2]	0.59%[7]	0.64%	0.48%	1.24%	0.41%	0.84%

Portfolio turnover	43%[6]	77%	75%	71%	149%	50%

Net assets end of period (000’s) omitted	$8,030	$8,187	$6,853	$7,221	$8,237	$9,786

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.11 and $0.11 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.01% and less than 0.01% for the fiscal years ended October 31, 2024, 2023, 2022 and 2021, respectively.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$20.56	$15.15	$14.08	$15.45	$13.73	$16.22

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.11	0.10	0.22 [3]	0.01	0.04 [4]

Net realized and unrealized gain (loss) on investments	0.37	5.41	1.22	(1.59)	4.27	(1.84)

Total income (loss) from investment operations	0.46	5.52	1.32	(1.37)	4.28	(1.80)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.11)	(0.25)	—	(2.56)	—

Net realized gain on investments	(0.74)	—	—	—	—	(0.69)

Total distributions to shareholders	(0.85)	(0.11)	(0.25)	—	(2.56)	(0.69)

Net Asset Value, End of Period	$20.17	$20.56	$15.15	$14.08	$15.45	$13.73

Total Return[2,5]	2.16%[6]	36.62%	9.50%	(8.87)%	33.53%	(11.66)%

Ratio of net expenses to average net assets	0.95%[7]	0.95%[8,9]	0.95%[8]	0.95%[8]	1.00%[8]	1.04%

Ratio of gross expenses to average net assets[10]	1.10%[7]	1.15%	1.18%	1.07%	1.14%	1.08%

Ratio of net investment income to average net assets[2]	0.85%[7]	0.60%	0.64%	1.51%	0.08%	0.25%

Portfolio turnover	51%[6]	106%	77%	91%	256%	750%

Net assets end of period (000’s) omitted	$7,148	$5,291	$3,373	$3,683	$4,623	$4,716

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$20.71	$15.26	$14.19	$15.58	$13.80	$16.25

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.17	0.14	0.27 [3]	0.06	0.08 [4]

Net realized and unrealized gain (loss) on investments	0.38	5.44	1.23	(1.60)	4.29	(1.84)

Total income (loss) from investment operations	0.50	5.61	1.37	(1.33)	4.35	(1.76)

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.16)	(0.30)	(0.06)	(2.57)	—

Net realized gain on investments	(0.74)	—	—	—	—	(0.69)

Total distributions to shareholders	(0.90)	(0.16)	(0.30)	(0.06)	(2.57)	(0.69)

Net Asset Value, End of Period	$20.31	$20.71	$15.26	$14.19	$15.58	$13.80

Total Return[2,5]	2.30%[6]	37.06%	9.83%	(8.55)%	33.93%	(11.38)%

Ratio of net expenses to average net assets	0.63%[7]	0.63%[8,9]	0.63%[8]	0.63%[8]	0.69%[8]	0.76%

Ratio of gross expenses to average net assets[10]	0.78%[7]	0.83%	0.86%	0.75%	0.83%	0.80%

Ratio of net investment income to average net assets[2]	1.17%[7]	0.92%	0.96%	1.83%	0.39%	0.53%

Portfolio turnover	51%[6]	106%	77%	91%	256%	750%

Net assets end of period (000’s) omitted	$44,203	$40,820	$28,831	$30,519	$36,900	$38,990

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08 and $0.13 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01) and $0.03 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes reduction from broker recapture amounting to less than 0.01% for the each of the fiscal years ended October 31, 2024, 2023, 2022 and 2021.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$15.78	$13.94	$14.26	$15.45	$10.76	$13.00

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	0.03	(0.00)[3]	(0.09)	(0.09)	(0.02)

Net realized and unrealized gain (loss) on investments	(0.02)	2.51	0.20	0.06	4.78	(1.43)

Total income (loss) from investment operations	(0.02)	2.54	0.20	(0.03)	4.69	(1.45)

Less Distributions to Shareholders from:

Net investment income	(0.03)	—	—	—	—	—

Net realized gain on investments	(1.28)	(0.70)	(0.52)	(1.16)	—	(0.79)

Total distributions to shareholders	(1.31)	(0.70)	(0.52)	(1.16)	—	(0.79)

Net Asset Value, End of Period	$14.45	$15.78	$13.94	$14.26	$15.45	$10.76

Total Return[2,4]	(0.87)%[5]	18.69%	1.58%	(0.35)%	43.59%	(12.09)%

Ratio of net expenses to average net assets	1.35%[6]	1.37%[7]	1.35%[7]	1.35%[7]	1.33%[7]	1.34%[7]

Ratio of gross expenses to average net assets[8]	1.35%[6]	1.37%	1.35%	1.35%	1.35%	1.36%

Ratio of net investment income (loss) to average net assets[2]	(0.02)%[6]	0.19%	(0.01)%	(0.60)%	(0.61)%	(0.19)%

Portfolio turnover	24%[5]	42%	25%	33%	39%	42%

Net assets end of period (000’s) omitted	$49,969	$46,396	$41,927	$37,265	$34,246	$25,920

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$16.46	$14.48	$14.76	$15.91	$11.05	$13.30

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.07	0.04	(0.05)	(0.05)	0.01

Net realized and unrealized gain (loss) on investments	(0.03)	2.62	0.20	0.06	4.91	(1.46)

Total income (loss) from investment operations	(0.01)	2.69	0.24	0.01	4.86	(1.45)

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.01)	—	—	(0.00)[3]	(0.01)

Net realized gain on investments	(1.28)	(0.70)	(0.52)	(1.16)	—	(0.79)

Total distributions to shareholders	(1.35)	(0.71)	(0.52)	(1.16)	(0.00)[3]	(0.80)

Net Asset Value, End of Period	$15.10	$16.46	$14.48	$14.76	$15.91	$11.05

Total Return[2,4]	(0.79)%[5]	19.02%	1.81%	(0.07)%	43.99%	(11.91)%

Ratio of net expenses to average net assets	1.09%[6]	1.11%[7]	1.09%[7]	1.09%[7]	1.07%[7]	1.07%[7]

Ratio of gross expenses to average net assets[8]	1.09%[6]	1.11%	1.09%	1.09%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets[2]	0.24%[6]	0.45%	0.25%	(0.34)%	(0.35)%	0.07%

Portfolio turnover	24%[5]	42%	25%	33%	39%	42%

Net assets end of period (000’s) omitted	$948,778	$1,035,498	$830,022	$819,940	$835,473	$487,637

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$16.50	$14.52	$14.78	$15.92	$11.05	$13.30

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.08	0.05	(0.04)	(0.04)	0.02

Net realized and unrealized gain (loss) on investments	(0.02)	2.62	0.21	0.06	4.92	(1.46)

Total income (loss) from investment operations	0.01	2.70	0.26	0.02	4.88	(1.44)

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.02)	—	—	(0.01)	(0.02)

Net realized gain on investments	(1.28)	(0.70)	(0.52)	(1.16)	—	(0.79)

Total distributions to shareholders	(1.37)	(0.72)	(0.52)	(1.16)	(0.01)	(0.81)

Net Asset Value, End of Period	$15.14	$16.50	$14.52	$14.78	$15.92	$11.05

Total Return[2,4]	(0.71)%[5]	19.07%	1.94%	(0.00)%[9]	44.17%	(11.78)%

Ratio of net expenses to average net assets	1.00%[6]	1.02%[7]	1.00%[7]	1.00%[7]	0.98%[7]	0.99%[7]

Ratio of gross expenses to average net assets[8]	1.00%[6]	1.02%	1.00%	1.00%	1.00%	1.01%

Ratio of net investment income (loss) to average net assets[2]	0.33%[6]	0.54%	0.34%	(0.25)%	(0.26)%	0.16%

Portfolio turnover	24%[5]	42%	25%	33%	39%	42%

Net assets end of period (000’s) omitted	$8,000	$3,886	$10,457	$9,792	$7,911	$1,025

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, less than 0.01%, 0.02% and 0.02% for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than (0.005)%.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.81	$8.63	$10.70	$13.28	$10.02	$12.34

Income (loss) from Investment Operations:

Net investment income[1,2]	0.05	0.14	0.20	0.18	0.19	0.25

Net realized and unrealized gain (loss) on investments	(0.19)	2.55	(0.88)	(0.29)	3.27	(1.49)

Total income (loss) from investment operations	(0.14)	2.69	(0.68)	(0.11)	3.46	(1.24)

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.26)	(0.23)	(0.27)	(0.20)	(0.34)

Net realized gain on investments	(4.58)	(0.25)	(1.16)	(2.20)	—	(0.74)

Total distributions to shareholders	(4.75)	(0.51)	(1.39)	(2.47)	(0.20)	(1.08)

Net Asset Value, End of Period	$5.92	$10.81	$8.63	$10.70	$13.28	$10.02

Total Return[2,3]	(3.17)%[4]	31.94%	(7.50)%	(1.34)%	34.74%	(10.96)%

Ratio of net expenses to average net assets	0.97%[5,6]	0.97%[6,7]	0.97%[7,8]	1.03%[7]	1.06%[7]	1.13%[7]

Ratio of gross expenses to average net assets[9]	1.14%[5]	1.12%	1.02%	1.07%	1.09%	1.13%

Ratio of net investment income to average net assets[2]	1.54%[5]	1.48%	2.10%	1.61%	1.51%	2.38%

Portfolio turnover	14%[4]	26%	25%	30%	20%	35%

Net assets end of period (000’s) omitted	$22,140	$26,734	$28,325	$36,432	$43,430	$41,358

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.79	$8.62	$10.68	$13.27	$10.01	$12.33

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.16	0.23	0.21	0.22	0.28

Net realized and unrealized gain (loss) on investments	(0.19)	2.54	(0.88)	(0.30)	3.27	(1.49)

Total income (loss) from investment operations	(0.13)	2.70	(0.65)	(0.09)	3.49	(1.21)

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.28)	(0.25)	(0.30)	(0.23)	(0.37)

Net realized gain on investments	(4.58)	(0.25)	(1.16)	(2.20)	—	(0.74)

Total distributions to shareholders	(4.76)	(0.53)	(1.41)	(2.50)	(0.23)	(1.11)

Net Asset Value, End of Period	$5.90	$10.79	$8.62	$10.68	$13.27	$10.01

Total Return[2,3]	(3.06)%[4]	32.19%	(7.17)%	(1.18)%	35.10%	(10.69)%

Ratio of net expenses to average net assets	0.72%[5,6]	0.72%[6,7]	0.72%[7,8]	0.78%[7]	0.81%[7]	0.86%[7]

Ratio of gross expenses to average net assets[9]	0.89%[5]	0.87%	0.77%	0.82%	0.84%	0.86%

Ratio of net investment income to average net assets[2]	1.79%[5]	1.73%	2.35%	1.86%	1.76%	2.65%

Portfolio turnover	14%[4]	26%	25%	30%	20%	35%

Net assets end of period (000’s) omitted	$41,617	$54,674	$202,039	$290,632	$382,571	$408,844

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.80	$8.62	$10.69	$13.28	$10.01	$12.33

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.17	0.23	0.21	0.22	0.27

Net realized and unrealized gain (loss) on investments	(0.20)	2.55	(0.88)	(0.29)	3.29	(1.47)

Total income (loss) from investment operations	(0.14)	2.72	(0.65)	(0.08)	3.51	(1.20)

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.29)	(0.26)	(0.31)	(0.24)	(0.38)

Net realized gain on investments	(4.58)	(0.25)	(1.16)	(2.20)	—	(0.74)

Total distributions to shareholders	(4.76)	(0.54)	(1.42)	(2.51)	(0.24)	(1.12)

Net Asset Value, End of Period	$5.90	$10.80	$8.62	$10.69	$13.28	$10.01

Total Return[2,3]	(3.14)%[4]	32.37%	(7.22)%	(1.12)%	35.26%	(10.65)%

Ratio of net expenses to average net assets	0.68%[5,6]	0.68%[6,7]	0.68%[7,8]	0.74%[7]	0.77%[7]	0.81%[7]

Ratio of gross expenses to average net assets[9]	0.85%[5]	0.83%	0.73%	0.78%	0.80%	0.81%

Ratio of net investment income to average net assets[2]	1.83%[5]	1.77%	2.39%	1.90%	1.80%	2.69%

Portfolio turnover	14%[4]	26%	25%	30%	20%	35%

Net assets end of period (000’s) omitted	$4,797	$3,897	$3,216	$3,199	$2,430	$1,901

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% for the six months ended April 30, 2025 and 0.02% for the fiscal year ended October 31, 2024, related to participation in the interfund lending program.

[7]	Includes reduction from broker recapture amounting to 0.02%, 0.01%, 0.01%, 0.01% and less than 0.01% for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[8]	Includes interest expense totaling 0.01% related to utilization of the line of credit.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.09	$8.61	$9.10	$9.81	$6.80	$7.84

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.02	0.01	(0.03)	(0.04)	(0.01)[3]

Net realized and unrealized gain (loss) on investments	(0.13)	1.82	(0.09)	(0.11)	3.05	(0.88)

Total income (loss) from investment operations	(0.12)	1.84	(0.08)	(0.14)	3.01	(0.89)

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.01)	(0.00)[4]	—	—	(0.01)

Net realized gain on investments	(0.87)	(0.35)	(0.41)	(0.57)	—	(0.14)

Total distributions to shareholders	(0.89)	(0.36)	(0.41)	(0.57)	—	(0.15)

Net Asset Value, End of Period	$9.08	$10.09	$8.61	$9.10	$9.81	$6.80

Total Return[2,5]	(1.95)%[6]	21.83%	(0.77)%	(1.64)%	44.27%	(11.65)%

Ratio of net expenses to average net assets	1.26%[7]	1.29%[8]	1.27%[8]	1.28%[8]	1.25%[8]	1.31%[8]

Ratio of gross expenses to average net assets[9]	1.26%[7]	1.29%	1.28%	1.28%	1.27%	1.33%

Ratio of net investment income (loss) to average net assets[2]	0.28%[7]	0.23%	0.10%	(0.28)%	(0.38)%	(0.16)%

Portfolio turnover	20%[6]	42%	30%	32%	44%	47%

Net assets end of period (000’s) omitted	$16,217	$21,263	$18,655	$18,961	$22,702	$21,618

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.48	$8.94	$9.41	$10.10	$6.98	$8.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.05	0.03	(0.00)[4]	(0.01)	0.01 [3]

Net realized and unrealized gain (loss) on investments	(0.13)	1.87	(0.09)	(0.12)	3.13	(0.91)

Total income (loss) from investment operations	(0.10)	1.92	(0.06)	(0.12)	3.12	(0.90)

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.03)	(0.00)[4]	—	(0.00)[4]	(0.02)

Net realized gain on investments	(0.87)	(0.35)	(0.41)	(0.57)	—	(0.14)

Total distributions to shareholders	(0.92)	(0.38)	(0.41)	(0.57)	(0.00)[4]	(0.16)

Net Asset Value, End of Period	$9.46	$10.48	$8.94	$9.41	$10.10	$6.98

Total Return[2,5]	(1.73)%[6]	21.97%	(0.48)%	(1.38)%	44.70%	(11.47)%

Ratio of net expenses to average net assets	1.01%[7]	1.03%[8]	1.02%[8]	1.02%[8]	1.00%[8]	1.05%[8]

Ratio of gross expenses to average net assets[9]	1.01%[7]	1.03%	1.03%	1.02%	1.02%	1.07%

Ratio of net investment income (loss) to average net assets[2]	0.53%[7]	0.49%	0.35%	(0.02)%	(0.13)%	0.09%

Portfolio turnover	20%[6]	42%	30%	32%	44%	47%

Net assets end of period (000’s) omitted	$259,618	$263,399	$214,093	$188,163	$218,698	$156,350

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.50	$8.95	$9.42	$10.10	$6.98	$8.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.05	0.04	0.00 [10]	(0.01)	0.01 [3]

Net realized and unrealized gain (loss) on investments	(0.13)	1.89	(0.10)	(0.11)	3.13	(0.91)

Total income (loss) from investment operations	(0.10)	1.94	(0.06)	(0.11)	3.12	(0.90)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.04)	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)

Net realized gain on investments	(0.87)	(0.35)	(0.41)	(0.57)	—	(0.14)

Total distributions to shareholders	(0.93)	(0.39)	(0.41)	(0.57)	(0.00)[4]	(0.16)

Net Asset Value, End of Period	$9.47	$10.50	$8.95	$9.42	$10.10	$6.98

Total Return[2,5]	(1.79)%[6]	22.13%	(0.47)%	(1.26)%	44.77%	(11.43)%

Ratio of net expenses to average net assets	0.96%[7]	0.98%[8]	0.97%[8]	0.97%[8]	0.95%[8]	1.00%[8]

Ratio of gross expenses to average net assets[9]	0.96%[7]	0.98%	0.98%	0.97%	0.97%	1.02%

Ratio of net investment income (loss) to average net assets[2]	0.58%[7]	0.54%	0.40%	0.03%	(0.08)%	0.14%

Portfolio turnover	20%[6]	42%	30%	32%	44%	47%

Net assets end of period (000’s) omitted	$33,037	$35,173	$29,387	$34,477	$35,766	$553

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $(0.00) and $0.00 for Class N, Class I and Class Z, respectively.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.01%, 0.02% and 0.02% for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.72	$11.73	$11.50	$14.44	$11.05	$12.65

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.12	0.11	0.04	0.01	0.04	[3]

Net realized and unrealized gain (loss) on investments	0.72	3.19	0.21	(2.03)	3.38	(1.39)

Total income (loss) from investment operations	0.80	3.31	0.32	(1.99)	3.39	(1.35)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.13)	(0.02)	—	—	(0.02)

Net realized gain on investments	(1.95)	(0.19)	(0.07)	(0.95)	—	(0.23)

Total distributions to shareholders	(2.06)	(0.32)	(0.09)	(0.95)	—	(0.25)

Net Asset Value, End of Period	$13.46	$14.72	$11.73	$11.50	$14.44	$11.05

Total Return[2,4]	5.55%[5]	28.70%	2.76%	(14.80)%	30.68%	(11.03)%

Ratio of net expenses to average net assets	1.06%[6]	1.06%[7,8]	1.05%[7]	1.05%[7]	1.06%[7]	1.03	%7

Ratio of gross expenses to average net assets[9]	1.25%[6]	1.26%	1.22%	1.14%	1.12%	1.15%

Ratio of net investment income to average net assets[2]	1.20%[6]	0.91%	0.93%	0.30%	0.10%	0.34%

Portfolio turnover	46%[5]	86%	63%	113%	83%	103%

Net assets end of period (000’s) omitted	$1,934	$1,949	$1,910	$2,243	$3,666	$12,466

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.73	$11.75	$11.51	$14.48	$11.12	$12.72

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.16	0.14	0.07	0.05	0.07 [3]

Net realized and unrealized gain (loss) on investments	0.73	3.18	0.22	(2.04)	3.39	(1.40)

Total income (loss) from investment operations	0.83	3.34	0.36	(1.97)	3.44	(1.33)

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.17)	(0.05)	(0.05)	(0.08)	(0.04)

Net realized gain on investments	(1.95)	(0.19)	(0.07)	(0.95)	—	(0.23)

Total distributions to shareholders	(2.10)	(0.36)	(0.12)	(1.00)	(0.08)	(0.27)

Net Asset Value, End of Period	$13.46	$14.73	$11.75	$11.51	$14.48	$11.12

Total Return[2,4]	5.77%[5]	28.90%	3.11%	(14.64)%	30.98%	(10.81)%

Ratio of net expenses to average net assets	0.82%[6]	0.82%[7,8]	0.81%[7]	0.80%[7]	0.81%[7]	0.78%[7]

Ratio of gross expenses to average net assets[9]	1.01%[6]	1.02%	0.98%	0.89%	0.87%	0.90%

Ratio of net investment income to average net assets[2]	1.44%[6]	1.15%	1.17%	0.55%	0.35%	0.59%

Portfolio turnover	46%[5]	86%	63%	113%	83%	103%

Net assets end of period (000’s) omitted	$44,654	$45,022	$40,205	$53,620	$176,460	$130,758

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$14.74	$11.75	$11.52	$14.49	$11.12	$12.73

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.16	0.15	0.08	0.06	0.07 [3]

Net realized and unrealized gain (loss) on investments	0.72	3.19	0.21	(2.04)	3.39	(1.41)

Total income (loss) from investment operations	0.82	3.35	0.36	(1.96)	3.45	(1.34)

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.17)	(0.06)	(0.06)	(0.08)	(0.04)

Net realized gain on investments	(1.95)	(0.19)	(0.07)	(0.95)	—	(0.23)

Total distributions to shareholders	(2.11)	(0.36)	(0.13)	(1.01)	(0.08)	(0.27)

Net Asset Value, End of Period	$13.45	$14.74	$11.75	$11.52	$14.49	$11.12

Total Return[2,4]	5.67%[5]	29.04%	3.10%	(14.59)%	31.12%	(10.86)%

Ratio of net expenses to average net assets	0.78%[6]	0.78%[7,8]	0.77%[7]	0.76%[7]	0.77%[7]	0.74%[7]

Ratio of gross expenses to average net assets[9]	0.97%[6]	0.98%	0.94%	0.85%	0.83%	0.86%

Ratio of net investment income to average net assets[2]	1.48%[6]	1.19%	1.21%	0.59%	0.39%	0.63%

Portfolio turnover	46%[5]	86%	63%	113%	83%	103%

Net assets end of period (000’s) omitted	$2,290	$2,083	$6,450	$7,677	$13,323	$2,462

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.02%, 0.01% and 0.01%, for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) April 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Funds IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds may have certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2025, the Funds had no credits received from the brokerage recapture program.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except those of Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for all of the Funds. Temporary differences are primarily due to wash sale loss deferrals for all of the Funds, and investments in partnerships for Dividend All Cap Value.

At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Mid Cap Value	$301,531,458	$35,571,651	$(17,991,682)	$17,579,969

Large Cap Value Select	48,356,451	5,809,375	(2,376,658)	3,432,717

Small Cap Value	892,871,044	216,743,582	(103,202,140)	113,541,442

Dividend All Cap Value	49,735,455	20,419,789	(1,624,169)	18,795,620

Small-Mid Cap Value	273,721,689	61,955,056	(25,276,052)	36,679,004

Focused Absolute Value	42,508,674	9,181,006	(2,825,862)	6,355,144

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Notes to Financial Statements (continued)

Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024, the capital stock transactions by class for the Funds were as follows:

		Mid Cap Value				Large Cap Value Select
	April 30, 2025		October 31, 2024		April 30, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	523,268	$10,767,602	794,989	$16,506,109	120,979	$2,503,835	88,174	$1,696,217

Shares issued in reinvestment of distributions	1,469,175	30,529,447	49,240	980,863	9,124	188,058	1,090	18,011

Shares redeemed	(1,315,822)	(27,407,473)	(2,579,753)	(53,819,568)	(33,101)	(672,117)	(54,577)	(969,498)

Net increase (decrease)	676,621	$13,889,576	(1,735,524)	$(36,332,596)	97,002	$2,019,776	34,687	$744,730

Class I:

Shares sold	628,389	$14,013,597	635,833	$13,909,133	354,675	$7,325,025	408,352	$7,383,448

Shares issued in reinvestment of distributions	462,168	10,468,108	26,111	560,867	82,433	1,708,831	17,865	296,371

Shares redeemed	(480,359)	(10,928,562)	(1,296,168)	(28,843,362)	(231,530)	(4,815,158)	(344,558)	(6,125,173)

Net increase (decrease)	610,198	$13,553,143	(634,224)	$(14,373,362)	205,578	$4,218,698	81,659	$1,554,646

Class Z:

Shares sold	8,388	$183,438	25,647	$572,080	—	—	—	—

Shares issued in reinvestment of distributions	44,873	1,008,300	2,494	53,192	—	—	—	—

Shares redeemed	(11,113)	(246,996)	(53,789)	(1,224,531)	—	—	—	—

Net increase (decrease)	42,148	$944,742	(25,648)	$(599,259)	—	—	—	—

		Small Cap Value				Dividend All Cap Value
	April 30, 2025		October 31, 2024		April 30, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	570,052	$8,572,497	452,751	$6,795,883	82,424	$609,188	26,514	$260,617

Shares issued in reinvestment of distributions	238,065	3,794,755	138,739	2,008,947	1,831,209	11,494,117	153,303	1,472,882

Shares redeemed	(289,473)	(4,542,015)	(658,414)	(9,822,095)	(646,351)	(4,330,708)	(988,208)	(9,611,700)

Net increase (decrease)	518,644	$7,825,237	(66,924)	$(1,017,265)	1,267,282	$7,772,597	(808,391)	$(7,878,201)

Notes to Financial Statements (continued)

		Small Cap Value				Dividend All Cap Value
	April 30, 2025		October 31, 2024		April 30, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	9,113,450	$148,325,960	16,351,743	$256,882,837	1,744,274	$14,891,755	666,381	$6,289,704

Shares issued in reinvestment of distributions	4,422,925	73,641,701	2,410,433	36,325,218	3,780,621	23,655,363	807,218	7,602,496

Shares redeemed	(13,624,403)	(224,361,883)	(13,149,676)	(206,488,350)	(3,538,431)	(25,826,712)	(19,847,712)	(189,367,166)

Net increase (decrease)	(88,028)	$(2,394,222)	5,612,500	$86,719,705	1,986,464	$12,720,406	(18,374,113)	$(175,474,966)

Class Z:

Shares sold	285,212	$4,324,536	33,809	$527,171	183,166	$1,085,074	144,668	$1,537,514

Shares issued in reinvestment of distributions	19,365	323,201	34,843	526,134	281,029	1,758,287	18,481	176,926

Shares redeemed	(11,580)	(191,993)	(553,274)	(8,616,636)	(12,476)	(75,067)	(175,284)	(1,805,600)

Net increase (decrease)	292,997	$4,455,744	(484,622)	$(7,563,331)	451,719	$2,768,294	(12,135)	$(91,160)

		Small-Mid Cap Value				Focused Absolute Value
	April 30, 2025		October 31, 2024		April 30, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	129,255	$1,279,995	281,895	$2,672,905	3,237	$48,165	3,938	$52,645

Shares issued in reinvestment of distributions	168,851	1,680,066	78,401	717,368	20,326	271,346	4,056	51,307

Shares redeemed	(620,799)	(6,052,246)	(418,232)	(3,948,636)	(12,302)	(170,069)	(38,348)	(540,479)

Net increase (decrease)	(322,693)	$(3,092,185)	(57,936)	$(558,363)	11,261	$149,442	(30,354)	$(436,527)

Class I:

Shares sold	3,928,858	$39,020,497	5,749,023	$56,371,157	136,100	$1,894,316	117,808	$1,618,737

Shares issued in reinvestment of distributions	2,027,509	20,984,718	866,026	8,218,589	465,056	6,199,198	95,245	1,202,944

Shares redeemed	(3,637,248)	(36,051,528)	(5,446,610)	(53,478,130)	(338,249)	(4,855,594)	(579,333)	(7,654,640)

Net increase (decrease)	2,319,119	$23,953,687	1,168,439	$11,111,616	262,907	$3,237,920	(366,280)	$(4,832,959)

Class Z:

Shares sold	6,661	$64,077	41,382	$413,912	11,989	$158,309	9,773	$130,782

Shares issued in reinvestment of distributions	203,547	2,110,780	89,801	853,113	22,055	293,775	6,796	85,836

Shares redeemed	(72,419)	(724,943)	(64,802)	(656,672)	(5,189)	(75,385)	(424,107)	(5,498,628)

Net increase (decrease)	137,789	$1,449,914	66,381	$610,353	28,855	$376,699	(407,538)	$(5,282,010)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2025, the market value of Repurchase Agreements outstanding is as follows:

Notes to Financial Statements (continued)

Market Value

Mid Cap Value	$11,846,796

Large Cap Value Select	1,259,000

Small Cap Value	60,157,560

Dividend All Cap Value	1,447,549

Small-Mid Cap Value	11,278,124

Focused Absolute Value	550,000

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Funds’ subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2025, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.50%

Small-Mid Cap Value	0.75%

Focused Absolute Value	0.60%

The fee paid to River Road for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2026, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Funds other than Small Cap Value to the below percentages of each such Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by such Funds in certain circumstances.

Mid Cap Value	0.76%

Large Cap Value Select	0.60%

Small Cap Value	N/A

Dividend All Cap Value	0.68%

Small-Mid Cap Value	1.04%

Focused Absolute Value	0.78%

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Mid Cap Value	$40,171	—

Large Cap Value Select	35,675	—

Dividend All Cap Value	64,654	—

Focused Absolute Value	46,113	—

At April 30, 2025, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select

Less than 1 year	$62,844	$55,206

1-2 years	89,402	79,280

2-3 years	114,963	77,029

Total	$267,209	$211,515

Notes to Financial Statements (continued)

Expiration Period	Dividend All Cap Value	Focused Absolute Value

Less than 1 year	$112,365	$100,596

1-2 years	148,111	85,223

2-3 years	164,010	97,862

Total	$424,486	$283,681

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the six months ended April 30, 2025, was as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.25%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Fund	Actual Amount Incurred

Class N	0.24%

Focused Absolute Value

Class N	0.24%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N	0.10%	0.10%

Class I	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I	0.05%	0.03%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N	0.04%	0.04%

Class I	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2025, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the six months ended April 30, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Large Cap Value Select	$1,117,167	1	$168	5.490%

Small Cap Value	3,923,658	3	1,760	5.459%

Small-Mid Cap Value	3,641,994	2	1,095	5.485%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Dividend All Cap Value	$3,191,704	2	$964	5.510%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$142,324,820	$166,125,899

Large Cap Value Select	29,334,410	24,817,170

Small Cap Value	241,830,456	278,961,478

Dividend All Cap Value	10,546,953	23,756,600

Small-Mid Cap Value	61,695,580	64,041,762

Focused Absolute Value	22,473,505	25,276,100

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Mid Cap Value	$156,639	$165,796	—	$165,796

Small Cap Value	27,606,987	5,800,560	$24,638,053	30,438,613

Dividend All Cap Value	1,781,621	1,549	1,871,261	1,872,810

Small-Mid Cap Value	13,807,106	1,527,124	12,447,625	13,974,749

Focused Absolute Value	1,909,776	—	1,912,327	1,912,327

The following table summarizes the securities received as collateral for securities lending at April 30, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Value	U.S. Treasury Obligations	0.125%-6.250%	07/15/25-05/15/54

Dividend All Cap Value	U.S. Treasury Obligations	0.125%-4.625%	07/15/25-05/15/54

Small-Mid Cap Value	U.S. Treasury Obligations	0.125%-6.250%	07/15/25-05/15/54

Focused Absolute Value	U.S. Treasury Obligations	0.125%-4.625%	07/15/25-05/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

Notes to Financial Statements (continued)

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that River Road’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: Large Cap Value Select and Focused Absolute Value are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place Large Cap Value Select and Focused Absolute Value at greater risk. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-or mid-capitalization companies.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Real Estate Industry Risk: Investments in certain Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Mid Cap Value

Natwest Markets Securities, Inc.	$165,796	—	$165,796	$165,796	—

Fixed Income Clearing Corp.	11,681,000	—	11,681,000	11,681,000	—

Total	$11,846,796	—	$11,846,796	$11,846,796	—

Large Cap Value Select

Fixed Income Clearing Corp.	$1,259,000	—	$1,259,000	$1,259,000	—

Small Cap Value

Bank of America Securities, Inc.	$331,199	—	$331,199	$331,199	—

Daiwa Capital Markets America	1,118,941	—	1,118,941	1,118,941	—

Mizuho Securities LLC	1,450,140	—	1,450,140	1,450,140	—

RBC Dominion Securities, Inc.	1,450,140	—	1,450,140	1,450,140	—

TD Securities LLC	1,450,140	—	1,450,140	1,450,140	—

Fixed Income Clearing Corp.	54,357,000	—	54,357,000	54,357,000	—

Total	$60,157,560	—	$60,157,560	$60,157,560	—

Dividend All Cap Value

Natwest Markets Securities, Inc.	$1,549	—	$1,549	$1,549	—

Fixed Income Clearing Corp.	1,446,000	—	1,446,000	1,446,000	—

Total	$1,447,549	—	$1,447,549	$1,447,549	—

Small-Mid Cap Value

Citadel Securities LLC	$1,000,000	—	$1,000,000	$1,000,000	—

Natwest Markets Securities, Inc.	527,124	—	527,124	527,124	—

Fixed Income Clearing Corp.	9,751,000	—	9,751,000	9,751,000	—

Total	$11,278,124	—	$11,278,124	$11,278,124	—

Focused Absolute Value

Fixed Income Clearing Corp.	$550,000	—	$550,000	$550,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2025.

Trustee fees and expenses

AMG River Road Mid Cap Value Fund	$13,919

AMG River Road Large Cap Value Select Fund	1,991

AMG River Road Small Cap Value Fund	44,446

AMG River Road Dividend All Cap Value Fund	3,143

AMG River Road Small-Mid Cap Value Fund	13,549

AMG River Road Focused Absolute Value Fund	2,018

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043025	SAR082

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds
April 30, 2025

AMG Beutel Goodman Core Plus Bond Fund
Class N: ADBLX | Class I: ADLIX | Class Z: ADZIX

wealth.amg.com	043025 SAR086

AMG Funds Semi-Annual Financial Statements — April 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	6

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	8

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	9

Detail of changes in assets for the past two fiscal periods

Financial Highlights	10

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Principal Amount	Value
Corporate Bonds and Notes - 36.8%

Communications - 4.5%

Bell Telephone Co. of Canada or Bell Canada (Canada) (6.875% to 09/15/30 then U.S. Treasury Yield Curve CMT 5 year + 2.390%), 6.875%, 09/15/55[1,2]	$148,000	$147,827

Charter Communications Operating LLC/Charter Communications Operating Capital 6.150%, 11/10/26	350,000	356,761

Rogers Communications, Inc. (Canada) 5.300%, 02/15/34	350,000	344,974

Videotron, Ltd. (Canada) 3.625%, 06/15/29[3,4]	348,000	329,309
5.125%, 04/15/27[3]	348,000	347,657

Vodafone Group PLC (United Kingdom) 7.875%, 02/15/30	44,000	50,646

Total Communications		1,577,174

Consumer, Cyclical - 5.7%

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[3]	293,333	291,378

American Airlines, Inc. 8.500%, 05/15/29[3,4]	173,000	176,321

Delta Air Lines, Inc. 7.375%, 01/15/26	350,000	354,290

Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[3]	350,000	347,883

Ford Motor Credit Co. LLC 5.303%, 09/06/29	175,000	168,725

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[3]	646,500	648,526

Total Consumer, Cyclical		1,987,123

Consumer, Non-cyclical - 3.5%

Albertsons Cos. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.500%, 02/15/28[3]	350,000	355,572

JBS USA LUX, S.A./JBS USA Food Co./JBS Luxembourg S.A.R.L. (Luxembourg) 6.750%, 03/15/34[3]	500,000	542,060

The Kroger Co. 5.000%, 09/15/34	350,000	343,042

Total Consumer, Non-cyclical		1,240,674

Energy - 7.4%

Cheniere Energy, Inc. 5.650%, 04/15/34	500,000	497,982

Columbia Pipelines Holding Co. LLC 5.681%, 01/15/34[3]	350,000	346,462

Columbia Pipelines Operating Co. LLC 6.544%, 11/15/53[3]	175,000	178,237

	Principal Amount	Value

Enbridge, Inc. (Canada) Series NC5 (8.250% to 01/15/29 then U.S. Treasury Yield Curve CMT 5 year + 3.785%), 8.250%, 01/15/84[1,2]	$750,000	$778,108

South Bow Canadian Infrastructure Holdings, Ltd. (Canada) (7.625% to 03/01/30 then U.S. Treasury Yield Curve CMT 5 year + 3.949%), 7.625%, 03/01/55[1,2,3,4]	370,000	369,631

Suncor Energy, Inc. (Canada) 7.150%, 02/01/32	400,000	433,459

Total Energy		2,603,879

Financials - 11.0%

Air Lease Corp. 5.850%, 12/15/27	350,000	360,620

Bank of America Corp. (4.376% to 04/27/27 then SOFR + 1.580%), 4.376%, 04/27/28[1,2]	700,000	698,845

(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[1,2]	250,000	260,479

The Bank of Nova Scotia (Canada) (8.625% to 10/27/27 then U.S. Treasury Yield Curve CMT 5 year + 4.389%), 8.625%, 10/27/82[1,2]	350,000	361,844

Federation des Caisses Desjardins du Quebec (Canada) 5.250%, 04/26/29[3]	175,000	179,311

The Goldman Sachs Group, Inc. (5.851% to 04/25/34 then SOFR + 1.552%), 5.851%, 04/25/35[1,2]	525,000	541,325

Intact Financial Corp. (Canada) 5.459%, 09/22/32[3]	175,000	176,091

Morgan Stanley (6.296% to 10/18/27 then SOFR + 2.240%), 6.296%, 10/18/28[1,2]	525,000	546,699

Synchrony Bank 5.400%, 08/22/25	350,000	350,112

The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[1,2]	350,000	361,755

Total Financials		3,837,081

Industrials - 1.7%

Canadian Pacific Railway Co. (Canada) 7.125%, 10/15/31	200,000	224,166

GFL Environmental, Inc. (Canada) 6.750%, 01/15/31[3]	350,000	363,825

OAS Finance, Ltd. (Virgin Islands, British) 8.875%, 05/30/25[2,5,6,7]	600,000	0
8.875%, 05/31/25[2,3,5,6,7]	400,000	0

Total Industrials		587,991

The accompanying notes are an integral part of these financial statements.

2

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 3.0%

Consolidated Edison Co. of New York, Inc. 6.150%, 11/15/52	$350,000	$362,855

Duke Energy Progress LLC 5.350%, 03/15/53[4]	350,000	326,548

TransAlta Corp. (Canada) 7.750%, 11/15/29	350,000	364,530

Total Utilities		1,053,933

Total Corporate Bonds and Notes
(Cost $13,609,358)		12,887,855

Mortgage-Backed Securities - 0.2%

GSCG Trust
Series 2019-600C, Class D 3.764%, 09/06/34 (Cost $873,102)[3]	862,000	52,065

Total Mortgage-Backed Securities
(Cost $873,102)		52,065

U.S. Government and Agency Obligations - 62.0%

Fannie Mae - 9.5%

FNMA, 1.500%, 12/01/50	387,277	291,914
2.140%, 10/01/29	2,574,612	2,376,715
2.260%, 01/01/30	300,000	275,843
3.000%, 03/01/45 to 06/01/52	42,790	37,496
4.000%, 06/01/42	23,684	22,604
4.500%, 08/01/52	246,986	236,629
5.000%, 02/01/53	63,238	62,057

Total Fannie Mae		3,303,258

Freddie Mac - 19.3%

FHLMC, 1.500%, 11/01/50 to 12/01/50	3,114,077	2,349,835
3.000%, 04/01/47	722,876	643,749
4.500%, 07/01/52 to 09/01/52	1,682,017	1,610,138
5.500%, 07/01/53	574,066	574,124

FHLMC Gold, 3.000%, 07/01/45 to 08/01/45	1,541,177	1,375,983
3.500%, 10/01/42	192,877	177,261
4.000%, 10/01/41	16,382	15,455

FHLMC REMICS Series 3792, Class SE (9.631% minus 2 times 1 month SOFR, Cap 9.860%, Floor 0.000%), 0.942%, 01/15/41[2]	18,652	12,240

Total Freddie Mac		6,758,785

Ginnie Mae - 1.0%

GNMA Series 2004-35, Class SA (31.756% minus 6.5 times 1 month SOFR, Cap 32.500%, Floor 0.000%), 3.685%, 03/20/34[2]	5,659	5,677

GNMA II Pool, 6.500%, 12/20/53	348,229	356,294

Total Ginnie Mae		361,971

	Principal Amount	Value

U.S. Treasury Obligations - 32.2%

U.S. Treasury Notes, 1.875%, 02/15/32	$400	$351
2.750%, 02/15/28 to 05/31/29	693,000	671,031
3.500%, 09/30/29 to 02/15/33	672,000	660,940
4.000%, 02/28/30	385,000	389,993
4.125%, 02/28/27 to 11/30/29	1,291,000	1,314,284
4.250%, 11/15/34	460,000	463,522
4.625%, 02/15/35	3,863,000	4,007,863

U.S. Treasury Bonds, 1.875%, 02/15/41	2,380,000	1,649,731
3.000%, 08/15/52	665,000	486,177
4.250%, 02/15/54	569,000	526,881
4.500%, 11/15/54	1,120,000	1,084,125

Total U.S. Treasury Obligations		11,254,898

Total U.S. Government and Agency Obligations
(Cost $22,555,659)		21,678,912

	Shares

Common Stocks - 0.0%

Energy - 0.0%

Foresight Energy, LLC*,6 (Cost $165,688)	202	0

	Principal Amount

Short-Term Investments - 1.2%

Commercial Paper - 0.2%

Farm CR Corp., 4.331%, 05/16/25	$85,000	84,847

Joint Repurchase Agreements - 0.7%[8]

Natwest Markets Securities, Inc., dated 04/30/25, due 05/01/25, 4.360% total to be received $253,277 (collateralized by various U.S. Treasuries, 0.000% - 5.500%, 06/03/25 - 02/15/46, totaling $258,311)	253,246	253,246

	Shares

Other Investment Companies - 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[9]	35,008	35,008

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[9]	52,512	52,512

Total Other Investment Companies		87,520

Total Short-Term Investments
(Cost $425,613)		425,613

Total Investments - 100.2%
(Cost $37,629,420)		35,044,445

Other Assets, less Liabilities - (0.2)%		(65,187)

Net Assets - 100.0%		$34,979,258

The accompanying notes are an integral part of these financial statements.

3

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
[2]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $4,704,328 or 13.4% of net assets.

[4]

Some of these securities, amounting to $678,547 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[6]	Security’s value was determined by using significant unobservable inputs.
[7]	Perpetuity Bond. The date shown represents the next call date.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[9]	Yield shown represents the April 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes

Financials	—	$3,837,081	—	$3,837,081

Energy	—	2,603,879	—	2,603,879

Consumer, Cyclical	—	1,987,123	—	1,987,123

Communications	—	1,577,174	—	1,577,174

Consumer, Non-cyclical	—	1,240,674	—	1,240,674

Utilities	—	1,053,933	—	1,053,933

Industrials	—	587,991	$0	587,991

Mortgage-Backed Securities	—	52,065	—	52,065

U.S. Government and Agency Obligations†	—	21,678,912	—	21,678,912

Common Stocks

Energy	—	—	0	0

Short-Term Investments

Commercial Paper	—	84,847	—	84,847

Joint Repurchase Agreements	—	253,246	—	253,246

Other Investment Companies	$87,520	—	—	87,520

Total Investments in Securities	$87,520	$34,956,925	$0	$35,044,445

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

4

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at April 30, 2025:

	Corporate Bond	Common Stock
Balance as of October 31, 2024	$0	$2,939

Accrued discounts (premiums)	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	—	(2,939)

Purchases	—	—

Sales	—	—

Transfers in to Level 3	—	—

Transfers out of Level 3	—	—
Balance as of April 30, 2025	$0	$0

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2025	—	$(2,939)

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (unaudited) April 30, 2025

AMG Beutel Goodman Core Plus Bond Fund

Assets:

Investments at value[1] (including securities on loan valued at $678,547)	$35,044,445

Receivable for investments sold	516,718

Dividend and interest receivables	303,840

Securities lending income receivable	148

Receivable for Fund shares sold	3,953

Receivable from affiliate	14,149

Prepaid expenses and other assets	12,468

Total assets	35,895,721

Liabilities:

Payable upon return of securities loaned	253,246

Payable for investments purchased	552,509

Payable for Fund shares repurchased	7,090

Accrued expenses:

Investment advisory and management fees	6,639

Administrative fees	4,330

Distribution fees	2,314

Shareholder service fees	910

Other	89,425

Total liabilities	916,463

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$34,979,258

[1] Investments at cost	$37,629,420

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (continued)

AMG Beutel Goodman Core Plus Bond Fund

Net Assets Represent:

Paid-in capital	$83,195,026

Total distributable loss	(48,215,768)
Net Assets	$34,979,258

Class N:

Net Assets	$11,245,978

Shares outstanding	1,277,318

Net asset value, offering and redemption price per share	$8.80

Class I:

Net Assets	$22,011,546

Shares outstanding	2,502,779

Net asset value, offering and redemption price per share	$8.79

Class Z:

Net Assets	$1,721,734

Shares outstanding	195,536

Net asset value, offering and redemption price per share	$8.81

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations (unaudited) For the six months ended April 30, 2025

AMG Beutel Goodman Core Plus Bond Fund

Investment Income:

Dividend income	$2,248

Interest income	2,244,100

Securities lending income	4,468

Total investment income	2,250,816

Expenses:

Investment advisory and management fees	107,489

Administrative fees	70,101

Distribution fees - Class N	14,648

Shareholder servicing fees - Class I	20,014

Professional fees	37,349

Registration fees	15,812

Custodian fees	15,521

Reports to shareholders	11,941

Trustee fees and expenses	4,653

Transfer agent fees	2,858

Interest expense	2,490

Miscellaneous	3,703

Total expenses before offsets	306,579

Expense reimbursements	(68,469)

Net expenses	238,110

Net investment income	2,012,706

Net Realized and Unrealized Loss:

Net realized loss on investments	(2,252,093)

Net change in unrealized appreciation/depreciation on investments	1,982,787

Net realized and unrealized loss	(269,306)

Net increase in net assets resulting from operations	$1,743,400

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024

	AMG Beutel Goodman Core Plus Bond Fund

	April 30, 2025	October 31, 2024

Increase in Net Assets Resulting From Operations:

Net investment income	$2,012,706	$5,363,731

Net realized loss on investments	(2,252,093)	(2,643,534)

Net change in unrealized appreciation/depreciation on investments	1,982,787	10,449,423

Net increase in net assets resulting from operations	1,743,400	13,169,620

Distributions to Shareholders:

Class N	(251,024)	(601,552)

Class I	(1,683,726)	(4,915,819)

Class Z	(38,662)	(78,971)

Total distributions to shareholders	(1,973,412)	(5,596,342)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(85,829,491)	(9,428,378)

Total decrease in net assets	(86,059,503)	(1,855,100)

Net Assets:

Beginning of period	121,038,761	122,893,861

End of period	$34,979,258	$121,038,761

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

AMG Beutel Goodman Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.81	$8.29	$8.69	$10.72	$10.76	$10.74

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.36	0.32	0.24	0.20	0.27

Net realized and unrealized gain (loss) on investments	0.00 [3]	0.54	(0.36)	(1.97)	0.03	0.05

Total income (loss) from investment operations	0.18	0.90	(0.04)	(1.73)	0.23	0.32

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.38)	(0.36)	(0.30)	(0.27)	(0.30)

Net Asset Value, End of Period	$8.80	$8.81	$8.29	$8.69	$10.72	$10.76

Total Return[2,4]	2.04%[5]	10.97%	(0.68)%	(16.41)%	2.19%	3.01%

Ratio of net expenses to average net assets	0.68%[6,7]	0.68%[7]	0.68%	0.68%	0.83%	0.94%

Ratio of gross expenses to average net assets[8]	0.83%[6]	0.80%	0.77%	0.72%	0.90%	1.01%

Ratio of net investment income to average net assets[2]	4.13%[6]	4.13%	3.56%	2.47%	1.85%	2.54%

Portfolio turnover	42%[5]	83%	114%	76%	174%	96%

Net assets end of period (000’s) omitted	$11,246	$12,493	$15,787	$22,706	$37,301	$56,175

The accompanying notes are an integral part of these financial statements.

10

AMG Beutel Goodman Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.80	$8.28	$8.69	$10.71	$10.75	$10.74

Income (loss) from Investment Operations:

Net investment income[1,2]	0.19	0.38	0.33	0.26	0.22	0.30

Net realized and unrealized gain (loss) on investments	0.00 [3]	0.54	(0.36)	(1.96)	0.04	0.03

Total income (loss) from investment operations	0.19	0.92	(0.03)	(1.70)	0.26	0.33

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.40)	(0.38)	(0.32)	(0.30)	(0.32)

Net Asset Value, End of Period	$8.79	$8.80	$8.28	$8.69	$10.71	$10.75

Total Return[2,4]	2.14%[5]	11.21%	(0.60)%	(16.17)%	2.44%	3.17%

Ratio of net expenses to average net assets	0.48%[6,7]	0.48%[7]	0.48%	0.48%	0.60%	0.69%

Ratio of gross expenses to average net assets[8]	0.63%[6]	0.60%	0.57%	0.52%	0.67%	0.76%

Ratio of net investment income to average net assets[2]	4.33%[6]	4.33%	3.76%	2.67%	2.08%	2.79%

Portfolio turnover	42%[5]	83%	114%	76%	174%	96%

Net assets end of period (000’s) omitted	$22,012	$106,826	$105,483	$137,592	$218,278	$433,881

The accompanying notes are an integral part of these financial statements.

11

AMG Beutel Goodman Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class Z		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$8.81	$8.29	$8.69	$10.72	$10.76	$10.74

Income (loss) from Investment Operations:

Net investment income[1,2]	0.20	0.39	0.34	0.27	0.23	0.31

Net realized and unrealized gain (loss) on investments	0.00 [3]	0.53	(0.36)	(1.98)	0.04	0.04

Total income (loss) from investment operations	0.20	0.92	(0.02)	(1.71)	0.27	0.35

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.40)	(0.38)	(0.32)	(0.31)	(0.33)

Net Asset Value, End of Period	$8.81	$8.81	$8.29	$8.69	$10.72	$10.76

Total Return[2,4]	2.29%[5]	11.25%	(0.43)%	(16.20)%	2.51%	3.35%

Ratio of net expenses to average net assets	0.43%[6,7]	0.43%[7]	0.43%	0.43%	0.53%	0.61%

Ratio of gross expenses to average net assets[8]	0.58%[6]	0.55%	0.52%	0.47%	0.60%	0.68%

Ratio of net investment income to average net assets[2]	4.38%[6]	4.38%	3.81%	2.72%	2.15%	2.87%

Portfolio turnover	42%[5]	83%	114%	76%	174%	96%

Net assets end of period (000’s) omitted	$1,722	$1,720	$1,624	$10,566	$11,864	$10,684

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements (unaudited)
April 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Beutel Goodman Core Plus Bond Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

13

Notes to Financial Statements (continued)

securities, forward foreign currency exchange contracts, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly. Realized net capital gains distribution, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The Fund had no permanent differences. Temporary differences are primarily due to wash sale loss deferrals and premium amortization on callable bonds.

At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$37,629,420	$417,540	$(3,002,515)	$(2,584,975)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$11,900,224	$31,183,848	$43,084,072

14

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Trust Instrument authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024, the capital stock transactions by class for the Fund were as follows:

	April 30, 2025		October 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	9,971	$87,379	34,898	$307,674

Shares issued in reinvestment of distributions	28,545	250,272	68,182	598,491

Shares redeemed	(180,034)	(1,574,102)	(588,058)	(5,155,394)

Net decrease	(141,518)	$(1,236,451)	(484,978)	$(4,249,229)

Class I:

Shares sold	794,456	$6,910,311	1,575,665	$13,822,569

Shares issued in reinvestment of distributions	55,892	489,394	142,097	1,245,460

Shares redeemed	(10,493,246)	(91,994,482)	(2,306,608)	(20,242,290)

Net decrease	(9,642,898)	$(84,594,777)	(588,846)	$(5,174,261)

Class Z:

Shares issued in reinvestment of distributions	4,045	$35,470	8,625	$75,726

Shares redeemed	(3,823)	(33,733)	(9,167)	(80,614)

Net increase (decrease)	222	$1,737	(542)	$(4,888)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2025, the market value of Repurchase Agreements outstanding was $253,246.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than

U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Beutel, Goodman & Company Ltd.

15

Notes to Financial Statements (continued)

(“Beutel Goodman”), who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2025, the Fund paid an investment management fee at the annual rate of 0.23% of the average daily net assets of the Fund. The fee paid to Beutel Goodman for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to 0.43% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2025, the Investment Manager reimbursed the Fund $68,469, and did not recoup any previously reimbursed expenses. At April 30, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$87,982

1-2 years	115,585

2-3 years	152,323

Total	$355,890

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2025, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense,

16

Notes to Financial Statements (continued)

respectively. At April 30, 2025, the Fund had no interfund loans outstanding. The Fund did not lend during the six months ended April 30, 2025.

The Fund utilized the interfund lending program during the six months ended April 30, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$2,174,135	8	$2,490	5.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2025, were $3,693,368 and $38,031,611, respectively.

The Fund’s purchases and sales of U.S. Government Obligations for the six months ended April 30, 2025 were $33,620,579 and $80,407,588, respectively.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$678,547	$253,246	$454,446	$707,692

The following table summarizes the securities received as collateral for securities lending at April 30, 2025:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-4.625%	05/15/25-08/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Government National Mortgage Association (“Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not full faith and credit obligations of the U.S. government. Certain obligations, such as those issued by the Federal Home Loan Banks, Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Fund invests in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, which generally holds mortgages or mortgage-related securities. A CLO is a trust typically collateralized by a pool of loans. These MBS

17

Notes to Financial Statements (continued)

pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages or loans are repaid.

At April 30, 2025, the Fund held $10,476,079 in Mortgage-Backed Securities, which is 29.9% of the net assets of the Fund.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Natwest Markets Securities, Inc.	$253,246	—	$253,246	$253,246	—

9. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Beutel Goodman’s investment techniques and risk analysis will produce the desired result.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered

18

Notes to Financial Statements (continued)

predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call). The increased likelihood of a call may reduce the security’s price and may result in the Fund reinvesting at lower interest rates in securities with greater credit risk.

Reinvestment Risk: The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Changing Distribution Level Risk: The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Environmental, Social and Governance (“ESG”) Investing Risk: Beutel Goodman incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by Beutel Goodman or any judgment exercised by Beutel Goodman will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or Beutel Goodman’s assessment of a company’s ESG practices may change over time. Beutel Goodman’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk: There is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

Model and Data Risk: When a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

Restricted Securities Risk: Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

19

Notes to Financial Statements (continued)

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements, except that, on June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, the Investment Manager waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.

20

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2025, was $4,653, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Beutel, Goodman & Company Ltd.

20 Eglinton Ave. West, Suite 2000

Toronto, Ontario, M4R 1K8

Canada

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC AMG

Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043025 SAR086

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds
April 30, 2025

AMG Montrusco Bolton Large Cap Growth Fund

Class N: MCGFX	Class I: MCGIX

wealth.amg.com	043025 SAR087

AMG Funds Semi-Annual Financial Statements — April 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Montrusco Bolton Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2025

	Shares	Value

Common Stocks - 99.6%

Communication Services - 14.7%

Alphabet, Inc., Class A	68,967	$10,951,960

Meta Platforms, Inc., Class A	13,673	7,506,477

Netflix, Inc.*	7,611	8,613,521

Total Communication Services		27,071,958

Consumer Discretionary - 12.2%

Amazon.com, Inc.*	74,078	13,661,465

Chipotle Mexican Grill, Inc.*	136,236	6,882,643

Tractor Supply Co.	39,035	1,975,951

Total Consumer Discretionary		22,520,059

Consumer Staples - 4.0%

Monster Beverage Corp.*	121,411	7,299,229

Energy - 1.1%

Valero Energy Corp.	17,246	2,002,088

Financials - 13.1%

Blackrock, Inc.	8,399	7,678,870

JPMorgan Chase & Co.	9,684	2,368,900

Mastercard, Inc., Class A	16,033	8,787,046

Ryan Specialty Holdings, Inc.	79,928	5,236,083

Total Financials		24,070,899

Health Care - 6.4%

Danaher Corp.	28,047	5,590,608

IDEXX Laboratories, Inc.*	14,521	6,282,511

Total Health Care		11,873,119

Industrials - 8.6%

Rollins, Inc.	48,206	2,754,009

Uber Technologies, Inc.*	110,611	8,960,597

	Shares	Value

Waste Connections, Inc. (Canada)	20,622	$4,075,526

Total Industrials		15,790,132

Information Technology - 37.4%

Adobe, Inc.*	20,310	7,615,844

Apple, Inc.	63,229	13,436,163

Lam Research Corp.	105,617	7,569,570

Microsoft Corp.	39,573	15,641,624

NVIDIA Corp.	153,144	16,680,445

Synopsys, Inc.*	17,332	7,955,561

Total Information Technology		68,899,207

Materials - 1.0%
The Sherwin-Williams Co.	5,465	1,928,708

Real Estate - 1.1%
Public Storage, REIT	7,077	2,126,143

Total Common Stocks
(Cost $147,164,533)		183,581,542

Short-Term Investments - 0.5%

Other Investment Companies - 0.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[1]	355,353	355,353

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[1]	533,030	533,030

Total Short-Term Investments
(Cost $888,383)		888,383

Total Investments - 100.1%
(Cost $148,052,916)		184,469,925

Other Assets, less Liabilities - (0.1)%		(242,272)

Net Assets - 100.0%		$184,227,653

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2

AMG Montrusco Bolton Large Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$183,581,542	—	—	$183,581,542

Short-Term Investments

Other Investment Companies	888,383	—	—	888,383

Total Investments in Securities	$184,469,925	—	—	$184,469,925

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) April 30, 2025

AMG Montrusco Bolton Large Cap Growth Fund

Assets:

Investments at value[1]	$184,469,925

Dividend and interest receivables	22,557

Receivable for Fund shares sold	6,972

Receivable from affiliate	11,003

Prepaid expenses and other assets	20,835

Total assets	184,531,292

Liabilities:

Payable for Fund shares repurchased	100,035

Accrued expenses:

Investment advisory and management fees	70,209

Administrative fees	21,940

Distribution fees	14,273

Shareholder service fees	9,616

Other	87,566

Total liabilities	303,639

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$184,227,653

[1] Investments at cost	$148,052,916

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG Montrusco Bolton Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$137,940,421

Total distributable earnings	46,287,232

Net Assets	$184,227,653

Class N:

Net Assets	$116,082,758

Shares outstanding	10,013,790

Net asset value, offering and redemption price per share	$11.59

Class I:

Net Assets	$68,144,895

Shares outstanding	5,698,467

Net asset value, offering and redemption price per share	$11.96

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended April 30, 2025

AMG Montrusco Bolton Large Cap Growth Fund

Investment Income:

Dividend income	$664,725

Securities lending income	1,235

Foreign withholding tax	(3,438)

Total investment income	662,522

Expenses:

Investment advisory and management fees	481,848

Administrative fees	150,578

Distribution fees - Class N	97,617

Shareholder servicing fees - Class N	47,234

Shareholder servicing fees - Class I	18,703

Professional fees	28,218

Registration fees	19,468

Reports to shareholders	16,965

Transfer agent fees	15,972

Custodian fees	15,861

Trustee fees and expenses	8,412

Miscellaneous	4,954

Total expenses before offsets	905,830

Expense reimbursements	(59,657)

Net expenses	846,173

Net investment loss	(183,651)

Net Realized and Unrealized Loss:

Net realized gain on investments	12,239,750

Net change in unrealized appreciation/depreciation on investments	(18,089,863)

Net realized and unrealized loss	(5,850,113)

Net decrease in net assets resulting from operations	$(6,033,764)

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024

	AMG Montrusco Bolton Large Cap Growth Fund

	April 30, 2025	October 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(183,651)	$32,651

Net realized gain on investments	12,239,750	22,609,128

Net change in unrealized appreciation/depreciation on investments	(18,089,863)	30,720,901

Net increase (decrease) in net assets resulting from operations	(6,033,764)	53,362,680

Distributions to Shareholders:

Class N	(12,214,310)	(4,618,783)

Class I	(7,184,691)	(3,027,190)

Total distributions to shareholders	(19,399,001)	(7,645,973)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	1,334,848	(26,808,107)

Total increase (decrease) in net assets	(24,097,917)	18,908,600

Net Assets:

Beginning of period	208,325,570	189,416,970

End of period	$184,227,653	$208,325,570

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Montrusco Bolton Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class N		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$13.17	$10.58	$10.00	$17.05	$21.50	$19.34

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	(0.01)	0.02	(0.00)[3]	(0.07)	(0.06)

Net realized and unrealized gain (loss) on investments	(0.30)	3.03	1.55	(3.26)	6.17	3.92

Total income (loss) from investment operations	(0.32)	3.02	1.57	(3.26)	6.10	3.86

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.00)[3]	—	—	—

Net realized gain on investments	(1.26)	(0.41)	(0.99)	(3.79)	(10.55)	(1.70)

Total distributions to shareholders	(1.26)	(0.43)	(0.99)	(3.79)	(10.55)	(1.70)

Net Asset Value, End of Period	$11.59	$13.17	$10.58	$10.00	$17.05	$21.50

Total Return[2,4]	(3.24)%[5]	29.13%	17.14%	(25.18)%	39.50%	21.36%

Ratio of net expenses to average net assets	0.91%[6]	0.91%	0.92%[7]	0.91%	1.07%[8]	1.16%[8]

Ratio of gross expenses to average net assets[9]	0.97%[6]	0.97%	0.98%	0.94%	1.09%	1.16%

Ratio of net investment income (loss) to average net assets[2]	(0.25)%[6]	(0.05)%	0.18%	(0.02)%	(0.39)%	(0.30)%

Portfolio turnover	50%[5]	83%	77%	68%	109%	30%

Net assets end of period (000’s) omitted	$116,083	$130,108	$115,248	$113,790	$175,468	$166,051

The accompanying notes are an integral part of these financial statements.

8

AMG Montrusco Bolton Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2025 (unaudited)	For the fiscal years ended October 31,
Class I		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$13.54	$10.86	$10.25	$17.36	$21.69	$19.46

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	0.02	0.04	0.02	(0.04)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.32)	3.11	1.59	(3.34)	6.26	3.96

Total income (loss) from investment operations	(0.32)	3.13	1.63	(3.32)	6.22	3.93

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.03)	—	—	—

Net realized gain on investments	(1.26)	(0.41)	(0.99)	(3.79)	(10.55)	(1.70)

Total distributions to shareholders	(1.26)	(0.45)	(1.02)	(3.79)	(10.55)	(1.70)

Net Asset Value, End of Period	$11.96	$13.54	$10.86	$10.25	$17.36	$21.69

Total Return[2,4]	(3.14)%[5]	29.43%	17.27%	(25.05)%	39.78%	21.60%

Ratio of net expenses to average net assets	0.73%[6]	0.73%	0.74%[7]	0.73%	0.92%[8]	0.99%[8]

Ratio of gross expenses to average net assets[9]	0.79%[6]	0.79%	0.80%	0.76%	0.94%	0.99%

Ratio of net investment income (loss) to average net assets[2]	(0.07)%[6]	0.13%	0.36%	0.16%	(0.24)%	(0.13)%

Portfolio turnover	50%[5]	83%	77%	68%	109%	30%

Net assets end of period (000’s) omitted	$68,145	$78,218	$74,169	$88,895	$167,415	$309,638

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[8]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2021 and 2020.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements (unaudited) April 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”).

The Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

10

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are due to wash sale loss deferrals.

At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$148,052,916	$41,562,938	$(5,145,929)	$36,417,009

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Trust Instrument authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

11

Notes to Financial Statements (continued)

For the six months ended April 30, 2025 (unaudited) and the fiscal year ended October 31, 2024, the capital stock transactions by class for the Fund were as follows:

	April 30, 2025		October 31, 2024
	Shares	Amount	Shares	Amount

Class N:

Shares sold	87,479	$1,066,337	152,794	$1,936,009

Shares issued in reinvestment of distributions	954,101	12,050,290	394,193	4,541,102

Shares redeemed	(907,361)	(10,976,982)	(1,564,082)	(19,540,710)

Net increase (decrease)	134,219	$2,139,645	(1,017,095)	$(13,063,599)

Class I:

Shares sold	119,063	$1,478,419	133,056	$1,727,460

Shares issued in reinvestment of distributions	536,968	6,991,323	247,384	2,924,083

Shares redeemed	(735,672)	(9,274,539)	(1,431,931)	(18,396,051)

Net decrease	(79,641)	$(804,797)	(1,051,491)	$(13,744,508)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2025, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Montrusco Bolton Investments, Inc. (“Montrusco Bolton”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Montrusco Bolton.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30,

2025, the Fund paid an investment management fee at the annual rate of 0.48% of the average daily net assets of the Fund. The fee paid to Montrusco Bolton for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2025, the Investment Manager reimbursed the Fund $59,657, and did not recoup any previously reimbursed expenses. At April 30,

12

Notes to Financial Statements (continued)

2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$98,268

1-2 years	123,774

2-3 years	125,741

Total	$347,783

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. The Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the annualized expense ratios for the six months ended April 30, 2025, was 0.15%.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table.

The impact on the annualized expense ratios for the six months ended April 30, 2025, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.08%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2025, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund lending program during the six months ended April 30, 2025.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2025, were $99,891,371 and $115,373,135, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and

13

Notes to Financial Statements (continued)

the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Fund did not have any securities on loan at April 30, 2025.

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Montrusco Bolton’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Environmental, Social and Governance (“ESG”) Investing Risk: Montrusco Bolton incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by Montrusco Bolton or any judgment exercised by Montrusco Bolton will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or Montrusco Bolton’s assessment of a company’s ESG practices may change over time. Montrusco Bolton’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Growth at a Reasonable Price (“GARP”) Style Risk: GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

14

Notes to Financial Statements (continued)

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right,

in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. At April 30, 2025, the Fund had no securities on loan and no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

15

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2025, was $8,412, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

16

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Montrusco Bolton Investments, Inc.

1501 McGill College Avenue Suite 1200

Montreal, QC H3A 3M8

Canada

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043025 SAR087

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 8, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 8, 2025